                                                       REGISTRATION NO. 33-29852

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------


                                    FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 8 TO
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/
                                      AND
                              AMENDMENT NO. 16 TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)

                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (617) 237-6030
                           BONNIE S. ANGUS, ASSISTANT VICE PRESIDENT
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                              DAVID N. BROWN, ESQ.
                              COVINGTON & BURLING
                         1201 PENNSYLVANIA AVENUE, N.W.
                                 P.O. BOX 7566
                             WASHINGTON, D.C. 20044

                              -------------------


/X/ IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON MAY 1, 1997 PURSUANT TO PARAGRAPH (b) OF RULE 485.



PURSUANT TO THE PROVISIONS OF RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933. THE RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996 WAS FILED ON FEBRUARY 28, 1997.


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

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                        Post-effective Amendment No. 8 to
                       Registration Statement on Form N-4

               Cross Reference Sheet Required by Rule 495(a) under
                           The Securities Act of 1933


ITEM NUMBER IN FORM N-4                 LOCATION IN PROSPECTUS; CAPTION

PART A
     1.   Cover Page                    Cover Page

     2.   Definitions                   Definitions

     3.   Synopsis                      Cover Pages; Expense Summary

     4.   Condensed Financial           Condensed Financial Information;
          Information                   Performance Data

     5.   General Description of        A Word About the Company, the
          Registrant, Depositor         Fixed Account, the Variable
          and Portfolio Companies       Account, and the Series Fund;
                                        Additional Information
                                        About the Company

     6.   Deductions and Expenses       How the Contract Charges Are Assessed;
                                        Cash Withdrawals, Withdrawal Charges and
                                        Market Value Adjustment

     7.   General Description of        Purchase Payments and Contract
          Variable Annuity Contracts    Values During Accumulation
                                        Period; Other Contractual
                                        Provisions

     8.   Annuity Period                Annuity Provisions

     9.   Death Benefit                 Death Benefit

    10.   Purchases and Contract        Purchase Payments and Contract
          Value                         Values During Accumulation
                                        Period

    11.   Redemptions                   Cash Withdrawals, Withdrawal
                                        Charges and Market Value
                                        Adjustment

    12.   Taxes                         Federal Tax Status

    13.   Legal Proceedings             Legal Proceedings

    14.   Table of Contents of the      Not Applicable
          Statement of Additional
          Information

ITEM NUMBER IN FORM N-4                 LOCATION IN PROSPECTUS; CAPTION

PART B

  15.     Cover Page                    Not Applicable

  16.     Table of Contents             Not Applicable

  17.     General Information and       A Word About the Company, the
          History                       Fixed Account, the Variable
                                        Account and the Series Fund;
                                        Additional Information About the
                                        Company

  18.     Services                      Other Contractual Provisions;
                                        Administration of the Contracts

  19.     Purchase of Securities        Purchase Payments and Contract
          Being Offered                 Values During Accumulation Period

  20.     Underwriters                  Distribution of the Contracts

  21.     Calculation of Performance    Performance Data
          Data

  22.     Annuity Payments              Annuity Provisions

  23.     Financial Statements          Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


      Attached hereto and made a part hereof is the Prospectus dated May 1, 1997.

                                                                      PROSPECTUS
                                                                     MAY 1, 1997


                                  MFS REGATTA

               --------------------------------------------------

    The master group deferred annuity contracts (the "Contracts") and related certificates offered by this Prospectus are designed for use in connection with retirement and deferred compensation plans, some of which may qualify as retirement programs under Sections 401, 403, or 408 of the Internal Revenue Code. The Contracts are issued by Sun Life Assurance Company of Canada (U.S.) (the "Company"), a wholly-owned subsidiary of Sun Life Assurance Company of Canada, having its Principal Executive Offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (617) 237-6030. The Contracts provide that annuity payments will begin on a selected future date. The Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or a fixed and variable basis and provide for fixed and variable annuity payments as elected.

    Each Participant under a Contract will receive a Certificate evidencing such Participant's coverage under the Contract. Only one Purchase Payment will be accepted by the Company for each Certificate. A Purchase Payment must be at least $5,000 and the prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.

    The Participant may elect to have values under the Certificate accumulate on a fixed basis in the Fixed Account, which pays interest at the applicable Guaranteed Interest Rate(s) for the duration of the particular Guarantee Period(s) selected by the Participant, or on a variable basis in Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of the Company, or divided between the Fixed Account and the Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific series of MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund registered under the Investment Company Act of 1940, and advised by Massachusetts Financial Services Company, a subsidiary of the Company. Seven series are available for investment under the Contracts: (1) Money Market Series; (2) High Yield Series; (3) Capital Appreciation Series; (4) Government Securities Series; (5) World Governments Series; (6) Total Return Series; and
(7) Managed Sectors Series. The Series Fund pays its investment adviser certain fees charged against the assets of each Series. The value of the variable portion, if any, of a Participant's Account and the amount of variable annuity payments will vary to reflect the investment performance of the series of the Series Fund selected by the Participant and the deduction of the contract charges described under "How the Contract Charges Are Assessed" on page 22. For more information about the Series Fund, see "The Series Fund" on page 14 and the accompanying Series Fund prospectus.

                                                        (CONTINUED ON NEXT PAGE)

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF MFS/SUN LIFE SERIES TRUST. YOU SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

*ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY THE COMPANY MEANS RECEIPT AT ITS ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ANNUITY SERVICE CENTER, P.O. BOX 1024, BOSTON, MASSACHUSETTS 02103.

    If the Participant elects to have values accumulated on a fixed basis, the Purchase Payment is allocated to one or more Guarantee Periods available in connection with the Fixed Account with durations of from one to ten years, as selected by the Participant. The Fixed Account is the general account of the Company (See "The Fixed Account" on page 12). The Company will credit interest at a rate of not less than four percent (4%) per year, compounded annually, to amounts allocated to the Fixed Account and guarantees these amounts at various interest rates (the "Guaranteed Interest Rates") for the duration of the Guarantee Period elected by the Participant, subject to the imposition of any applicable withdrawal charge, Market Value Adjustment, or account administration fee. The Company may not change a Guaranteed Interest Rate for the duration of the Guarantee Period; however, Guaranteed Interest Rates applicable to subsequent Guarantee Periods cannot be predicted and will be determined at the sole discretion of the Company (subject to the minimum guarantee of four percent (4%)). That part of the Contract relating to the Fixed Account is registered under the Securities Act of 1933, but the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940.

    The Company does not deduct a sales charge from the Purchase Payment made for a Certificate. However, if any part of a Participant's Account is withdrawn, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. This charge is intended to reimburse the Company for expenses relating to the distribution of the Contracts and Certificates. During the first seven Account Years up to ten percent (10%) of the Net Purchase Payment may be withdrawn in each Account Year on a non-cumulative basis without the imposition of the withdrawal charge by the Company. Amounts withdrawn in excess of such amount (adjusted by an applicable Market Value Adjustment with respect to the Fixed Account) will be subject to a withdrawal charge ranging from 6% to 0%. The withdrawal charge is not imposed after the end of the seventh Account Year (See "Withdrawal Charges" on page 19). In addition, for the first seven Account Years the Company deducts a distribution expense charge at the end of each Valuation Period equal to an annual rate of 0.15% of the daily net assets of the Variable Account (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). There is no deduction for the distribution expense charge after the seventh Account Anniversary. In no event will the distribution expense charges and the withdrawal charges assessed against a Participant's Account exceed 9% of the Purchase Payment (See "Charges Against the Variable Account for Mortality and Expense Risks and Distribution Expense Charges" on page 23).

    In addition, any cash withdrawal of amounts allocated to the Fixed Account, other than a withdrawal effective within 30 days of the Expiration Date of the applicable Guarantee Period, will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the Current Rate (which is the Guaranteed Interest Rate currently declared by the Company for Guarantee Periods equal to the balance of the Guarantee Period applicable to the amount being withdrawn) and the Guaranteed Interest Rate applicable to the amount being withdrawn. If the applicable Guaranteed Interest Rate is more than
 .50% higher than the Current Rate, the application of the Market Value Adjustment will result in a higher payment upon withdrawal. Otherwise, the application of the Market Value Adjustment will result in a lower payment upon withdrawal (See "Market Value Adjustment" on page 21).

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

    Special restrictions on withdrawals apply to Certificates used with Tax Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code (See "Section 403(b) Annuities" on page 20).

    In addition, under certain circumstances withdrawals may result in tax penalties (See "Federal Tax Status"). For a discussion of cash withdrawals, withdrawal charges and the Market Value Adjustment see "Cash Withdrawals, Withdrawal Charges and Market Value Adjustment" on page 18.

    On each Account Anniversary and on surrender of a Certificate for full value the Company will deduct an annual account administration fee ("Account Fee") of $30 from the Participant's Account. After the Annuity Commencement Date the Account Fee will be deducted pro rata from each variable annuity payment made during the year. This charge is to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts and Certificates (See "Account Fee" on page 22).

    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an annual rate of 1.25% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company (See "Charges Against the Variable Account for Mortality and Expense Risks and Distribution Expense Charges" on page 23).

    Under certain circumstances the Company may substitute shares of another registered open-end investment company or unit investment trust both for Series Fund shares already purchased by the Variable Account and as the security to be purchased in the future. Also, upon notice to the Owner, Participant or the Payee during the annuity period, the Company may modify the contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or (iv) provides additional Variable Account and/or fixed accumulation options (See "Substituted Securities" and "Change in Operation of Variable Account" on page 29 and "Modification" on page 30).

    In addition, the Contracts provide that the Company may change the withdrawal charges, Account Fee, mortality and expense risk charges, distribution expense charges, the tables used in determining the amount of the first monthly variable annuity payment and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification" on page 30).

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the Annuity Option elected (See "Death Benefit" on page 21).

    Annuity   Payments  will  begin  on   the  Annuity  Commencement  Date.  The
Participant selects the Annuity Commencement Date, frequency of payments and the Annuity Option (See "Annuity Provisions" on page 24).

    Premium taxes payable to any governmental entity will be deducted from the Participant's Account (See "Premium Taxes" on page 23).

    Subject to certain conditions, and during the Accumulation Period, the Participant may, without charge, transfer amounts among the Sub-Accounts or Guarantee Periods available under the Contract. Transfers from or within the Fixed Account will be subject to the Market Value Adjustment unless the transfer is effective within 30 days of the Expiration Date of the amount transferred (See "Transfer Privilege" on page 18).

    After the Annuity Commencement Date, the Payee may, subject to certain restrictions, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee for other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange (See "Exchange of Variable Annuity Units" on page 27).

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. The Owner or Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such right (See "Voting of Series Fund Shares" on page 28).

    The Company will furnish Participants and such other persons having voting rights with certain reports and statements described under "Periodic Reports" on page 29. Such reports, other than prospectuses, will not include the Company's financial statements.

    If a Participant is not satisfied with the Certificate it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Participant. When the Company receives the returned Certificate it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Certificate was received by the Company will be refunded. However, if applicable state law so requires, the full amount of any Purchase Payment received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Certificate may be acceptable.

                             AVAILABLE INFORMATION

    The Company is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at 75 Park Place, New York, New York and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials also can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

    The Company has filed registration statements (the "Registration Statements") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statements and does not contain all of the information set forth in the Registration Statements and exhibits thereto, and reference is hereby made to such Registration Statements and exhibits for further information relating to the Company and the Contracts. The Registration Statements and the exhibits thereto may be inspected and copied, and copies can be obtained at prescribed rates, in the manner set forth in the preceding paragraph.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


    The Annual Report on Form 10-K for the year ended December 31, 1996 heretofore filed by the Company with the Commission under the 1934 Act is incorporated by reference in this Prospectus.


    Any statement contained in a document incorporated by reference herein shall be deemed modified or superseded hereby to the extent that a statement contained in a later-filed document or herein shall modify or supersede such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.


    The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in the Prospectus). Requests for such document should be directed to Bonnie S. Angus, Assistant Vice President, Sun Life Assurance Company of Canada (U.S.), 50 Milk Street, Boston, Massachusetts 02109, telephone (617) 348-9600.

                               TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
Definitions                                                                   7
--------------------------------------------------------------------------------
Expense Summary                                                               9
--------------------------------------------------------------------------------
Condensed Financial Information--Accumulation Unit Values                    10
--------------------------------------------------------------------------------
Performance Data                                                             11
--------------------------------------------------------------------------------
This Prospectus is a Catalog of Facts                                        11
--------------------------------------------------------------------------------
Uses of the Contract                                                         11
--------------------------------------------------------------------------------
A Word About the Company, the Fixed Account, the Variable Account and the
  Series Fund                                                                12
    The Company                                                              12
    The Fixed Account                                                        12
    The Variable Account                                                     13
    The Series Fund                                                          14
--------------------------------------------------------------------------------
Purchase Payments and Contract Values During Accumulation Period             16
    Purchase Payments                                                        16
    Participant's Account                                                    16
    Variable Accumulation Value                                              16
    Fixed Accumulation Value                                                 17
    Guarantee Periods                                                        17
    Guaranteed Interest Rates                                                18
    Transfer Privilege                                                       18
--------------------------------------------------------------------------------
Cash Withdrawals, Withdrawal Charges and Market Value Adjustment             18
    Cash Withdrawals                                                         18
    Withdrawal Charges                                                       19
    Section 403(b) Annuities                                                 20
    Market Value Adjustment                                                  21
--------------------------------------------------------------------------------
Death Benefit                                                                21
    Death Benefit Provided by the Contract                                   21
    Election and Effective Date of Election                                  21
    Payment of Death Benefit                                                 22
    Amount of Death Benefit                                                  22
--------------------------------------------------------------------------------
How the Contract Charges Are Assessed                                        22
    Account Fee                                                              22
    Premium Taxes                                                            23
    Charges Against the Variable Account for Mortality and Expense Risks
     and Distribution Expense Charges                                        23
    Withdrawal Charges                                                       24
--------------------------------------------------------------------------------
Annuity Provisions                                                           24
    Annuity Commencement Date                                                24
    Election--Change of Annuity Option                                       24
    Annuity Options                                                          25
    Determination of Annuity Payments                                        26
    Fixed Annuity Payments                                                   26
    Variable Annuity Payments                                                26
    Variable Annuity Unit Value                                              26
    Exchange of Variable Annuity Units                                       27
    Annuity Payment Rates                                                    27
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------
Other Contractual Provisions                                                 27
    Payment Limits                                                           27
    Designation and Change of Beneficiary                                    27
    Exercise of Contract Rights                                              27
    Change of Ownership                                                      28
    Death of Participant                                                     28
    Voting of Series Fund Shares                                             28
    Periodic Reports                                                         29
    Substituted Securities                                                   29
    Change in Operation of Variable Account                                  29
    Splitting Units                                                          30
    Modification                                                             30
    Discontinuance of New Participants                                       30
    Custodian                                                                30
    Right to Return                                                          30
--------------------------------------------------------------------------------
Federal Tax Status                                                           31
    Introduction                                                             31
    Tax Treatment of the Company and the Variable Account                    31
    Taxation of Annuities in General                                         31
    Qualified Retirement Plans                                               33
    Pension and Profit-Sharing Plans                                         33
    Tax-Sheltered Annuities                                                  34
    Individual Retirement Accounts                                           34
--------------------------------------------------------------------------------
Administration of the Contracts                                              34
--------------------------------------------------------------------------------
Distribution of the Contracts                                                34
--------------------------------------------------------------------------------
Additional Information About the Company                                     35
    Selected Financial Data                                                  35
    Management's Discussion and Analysis of Financial Condition and
     Results of Operations                                                   35
    Liquidity                                                                38
    Reinsurance                                                              38
    Reserves                                                                 38
    Investments                                                              39
    Competition                                                              39
    Employees                                                                39
    Properties                                                               39
--------------------------------------------------------------------------------
The Company's Directors and Executive Officers                               39
--------------------------------------------------------------------------------
State Regulation                                                             42
--------------------------------------------------------------------------------
Legal Proceedings                                                            43
--------------------------------------------------------------------------------
Legal Matters                                                                43
--------------------------------------------------------------------------------
Accountants                                                                  43
--------------------------------------------------------------------------------
Registration Statements                                                      43
--------------------------------------------------------------------------------
Financial Statements                                                         43
--------------------------------------------------------------------------------
Appendix A--Variable Accumulation Unit Value, Variable Annuity Unit Value
  and Variable Annuity Payment Calculations                                  81
Appendix B--State Premium Taxes                                              81
Appendix C--Withdrawals, Withdrawal Charges and the Market Value
  Adjustment                                                                 82
Appendix D--Calculation of Performance Data; Advertising and Sales
  Literature                                                                 84

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

    ACCOUNT YEARS AND ACCOUNT ANNIVERSARIES: The first Account Year shall be the period of 12 months plus a part of a month as measured from the Date of Coverage for each Participant to the first day of the calendar month which follows the calendar month of coverage. All Account Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of coverage. If, for example, the Date of Coverage is in March, the first Account Year will be determined from the Date of Coverage but will end on the last day of March in the following year; all other Account Years and all Account Anniversaries will be measured from April 1.

    ACCUMULATION PERIOD: The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

    *ANNUlTANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. The Participant may not designate a "Co-Annuitant" unless the Participant and Annuitant are different persons. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last survivor of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last survivor of the persons so named. Collectively, these persons are referred to in this Contract as "Annuitants." The Participant is not permitted to name a "Co-Annuitant" under a Qualified Contract.

    *ANNUITY  COMMENCEMENT DATE:   The date  on which the  first annuity payment
under each Certificate is to be made.

    *ANNUITY OPTION:  The method for making annuity payments.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

    APPLICATION: The document signed by each Participant that serves as his or her application for participation under this Contract.

    *BENEFICIARY: The person or entity having the right to receive the death benefit set forth in each Certificate and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code in the event of the Participant's death.

    CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under the Contract.

    COMPANY:  Sun Life Assurance Company of Canada (U.S.).

    CONTRACT APPLICATION: The document signed by the Owner that evidences the Owner's application for this Contract.

    DATE  OF  COVERAGE:   The  date  on  which a  Participant's  Account becomes
effective.

    DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

    FIXED  ACCOUNT:   The Fixed  Account consists of  all assets  of the Company other than those allocated to a separate account of the Company.

    FIXED ANNUITY:   An annuity with  payments which  do not vary  as to  dollar amount.

    GUARANTEE AMOUNT: Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon).

    GUARANTEE PERIOD:   The  period  for which  a  Guaranteed Interest  Rate  is
credited. This period may be one to ten years, as elected by the Participant.

------------------------
*As specified in the Application, unless changed.

    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during any Guarantee Period.

    ISSUE DATE:  The date on which the Contract becomes effective.

    NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

    *OWNER: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c) or Section 408(k) of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner", as used herein, shall refer to the organization entering into the Contract.

    PARTICIPANT:   The  person named  in  the  Certificate who  is  entitled  to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.

    PARTICIPANT'S ACCOUNT: An account established for each Participant to which the Net Purchase Payment is credited.

    PARTICIPANT'S ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of a Participant's Account for any Valuation Period.

    PAYEE:   A recipient  of payments under  the Contract. The  term includes an
Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

    PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by the Contract.

    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code of 1986, as amended.

    RECEIPT: Receipt by the Company at its Annuity Service Mailing Address shown on the cover of this Prospectus.

    SERIES FUND:  MFS/Sun Life Series Trust.

    SEVEN YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Account Anniversaries.

    SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series or sub-series of the Series Fund.

    VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit and Annuity Unit values to the next subsequent determination of these values. Such determination shall be made as of the close of the New York Stock Exchange on each day the Exchange is open for trading and on such other days on which there is a sufficient degree of trading in the portfolio securities of the Variable Account so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected.

    VARIABLE ACCOUNT: A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the variable portion of a Participant's Account.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

------------------------
*As specified in the Application, unless changed.

                                EXPENSE SUMMARY

    The purpose of the following table and Example is to help Participants and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Participants WHEN PAYMENTS ARE ALLOCATED TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "How the Contract Charges Are Assessed" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable.

                                                                CAPITAL
                                       MONEY                    APPRE-     GOVERNMENT     WORLD        TOTAL       MANAGED
PARTICIPANT                            MARKET     HIGH YIELD    CIATION    SECURITIES   GOVERNMENTS    RETURN      SECTORS
TRANSACTION EXPENSES                   SERIES       SERIES      SERIES       SERIES       SERIES       SERIES       SERIES
-----------------------------------  ----------   ----------   ---------   ----------   ----------   ----------   ----------
Sales Load Imposed on Purchases....         0           0            0         0              0          0             0
Deferred Sales Load (as a
  percentage of Participant's
  Account Value withdrawn) (1)
  Account Year
    1..............................         6%          6%           6%        6%             6%         6%            6%
    2..............................         6%          6%           6%        6%             6%         6%            6%
    3..............................         5%          5%           5%        5%             5%         5%            5%
    4..............................         5%          5%           5%        5%             5%         5%            5%
    5..............................         4%          4%           4%        4%             4%         4%            4%
    6..............................         4%          4%           4%        4%             4%         4%            4%
    7..............................         3%          3%           3%        3%             3%         3%            3%
    thereafter.....................         0%          0%           0%        0%             0%         0%            0%
Exchange fee (2)...................         0           0            0         0              0          0             0

ANNUAL ACCOUNT FEE                                                $30 Per Participant's Account
-----------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
-----------------------------------
(as a percentage of average
separate account assets)
Mortality and Expense Risk Fees....      1.25%       1.25%        1.25%     1.25%          1.25%      1.25%         1.25%
Distribution Expense Charge (3)....      0.15%       0.15%        0.15%     0.15%          0.15%      0.15%         0.15%
Other Fees and Expenses of the
  Separate Account.................      0.00%       0.00%        0.00%     0.00%          0.00%      0.00%         0.00%
Total Separate Account Annual
  Expenses.........................      1.40%       1.40%        1.40%     1.40%          1.40%      1.40%         1.40%
SERIES FUND ANNUAL EXPENSES
-----------------------------------
(as a percentage of Series Fund
average net assets)
Management Fees....................      0.50%       0.75%        0.75%     0.55%          0.75%      0.68%         0.75%
Other Expenses.....................      0.06%       0.09%        0.05%     0.08%          0.15%      0.04%         0.07%
Total Series Fund Annual
  Expenses.........................      0.56%       0.84%        0.80%     0.63%          0.90%      0.72%         0.82%


------------------------
(1) A portion of the Participant's Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years the entire Participant's Account Value may be withdrawn free of the withdrawal charge.

(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(3) The Distribution Expense Charge is imposed only during the first seven Account Years. This charge may be deemed a deferred sales charge.

                                    EXAMPLE

    If you surrender your Certificate at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                         -----------  -----------  -----------  -----------
Money Market Series                                       $      74    $     107    $     142    $     229
High Yield Series                                                77          115          156          257
Capital Appreciation Series                                      76          114          154          253
Government Securities Series                                     75          109          145          236
World Governments Series                                         77          117          159          264
Total Return Series                                              76          111          150          245
Managed Sectors Series                                           77          114          155          255


    If you do not surrender your Certificate, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                          1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                        -----------  -----------  -----------  -----------
Money Market Series                                      $      20    $      62    $     106    $     229
High Yield Series                                               23           70          120          257
Capital Appreciation Series                                     22           69          118          253
Government Securities Series                                    21           64          109          236
World Governments Series                                        23           72          123          264
Total Return Series                                             22           66          114          245
Managed Sectors Series                                          23           69          119          255


    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements included elsewehere in this Prospectus, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.

                                     PERIOD ENDED                           YEAR ENDED DECEMBER 31,
                                     DECEMBER 31,    ----------------------------------------------------------------------
                                         1989*          1990        1991        1992        1993        1994        1995
                                     -------------   ----------  ----------  ----------  ----------  ----------  ----------
CAPITAL APPRECIATION SERIES
  Unit Value:
    Beginning of period              $    10.0000    $  10.1193  $   9.0168  $  12.5296  $  14.0559  $  16.3574  $  15.5512
    End of period                    $    10.1193    $   9.0168  $  12.5296  $  14.0559  $  16.3574  $  15.5512  $  20.6225
  Units outstanding end of period         264,632     3,677,247   7,517,358   8,168,037   7,272,302   6,184,731   6,615,207
GOVERNMENT SECURITIES SERIES
  Unit Value:
    Beginning of period              $    10.0000    $  10.0333  $  10.7567  $  12.2849  $  12.9408  $  13.8738  $  13.3872
    End of period                    $    10.0333    $  10.7567  $  12.2849  $  12.9408  $  13.8738  $  13.3872  $  15.5323
  Units outstanding end of period         179,505     2,723,676   5,194,019   4,761,049   4,708,841   4,235,203   3,535,152
HIGH YIELD SERIES
  Unit Value:
    Beginning of period              $    10.0000    $   9.8487  $   8.3800  $  12.1924  $  13.8294  $  16.0549  $  15.4801
    End of period                    $     9.8487    $   8.3800  $  12.1924  $  13.8294  $  16.0549  $  15.4801  $  17.8678
  Units outstanding end of period          24,369       247,285     795,298   1,031,001   1,087,265     839,825   1,068,412
MANAGED SECTORS SERIES
  Unit Value:
    Beginning of period              $    10.0000    $   9.8911  $   8.7393  $  13.9725  $  14.6738  $  15.0587  $  14.5653
    End of period                    $     9.8911    $   8.7393  $  13.9725  $  14.6738  $  15.0587  $  14.5653  $  18.9987
  Units outstanding end of period         126,499     1,410,497   2,409,951   2,768,568   2,431,072   2,066,642   2,150,361
MONEY MARKET SERIES
  Unit Value:
    Beginning of period              $    10.0000    $  10.0971  $  10.7366  $  11.2031  $  11.4176  $  11.5560  $  11.8185
    End of period                    $    10.0971    $  10.7366  $  11.2031  $  11.4176  $  11.5560  $  11.8185  $  12.2910
  Units outstanding end of period         221,039     5,562,419   6,380,774   4,115,845   3,081,737   3,873,044   3,453,907
TOTAL RETURN SERIES
  Unit Value:
    Beginning of period              $    10.0000    $  10.1677  $  10.2969  $  12.3469  $  13.2211  $  14.7834  $  14.2495
    End of period                    $    10.1677    $  10.2969  $  12.3469  $  13.2211  $  14.7834  $  14.2495  $  17.8165
  Units outstanding end of period         391,244     8,211,655  15,599,909  16,375,301  15,806,723  14,225,539  13,106,997
WORLD GOVERNMENTS SERIES
  Unit Value:
    Beginning of period              $    10.0000    $  10.2725  $  11.4930  $  13.0187  $  12.8985  $  15.1215  $  14.2437
    End of period                    $    10.2725    $  11.4930  $  13.0187  $  12.8985  $  15.1215  $  14.2437  $  16.2514
  Units outstanding end of period          20,710       748,280   2,220,300   2,205,650   2,300,611   1,967,375   1,730,002


                                        1996
                                     ----------
CAPITAL APPRECIATION SERIES
  Unit Value:
    Beginning of period              $  20.6225
    End of period                    $  24.7064
  Units outstanding end of period     6,316,305
GOVERNMENT SECURITIES SERIES
  Unit Value:
    Beginning of period              $  15.5323
    End of period                    $  15.5644
  Units outstanding end of period     3,362,650
HIGH YIELD SERIES
  Unit Value:
    Beginning of period              $  17.8678
    End of period                    $  19.7545
  Units outstanding end of period     1,204,380
MANAGED SECTORS SERIES
  Unit Value:
    Beginning of period              $  18.9987
    End of period                    $  22.0312
  Units outstanding end of period     2,202,213
MONEY MARKET SERIES
  Unit Value:
    Beginning of period              $  12.2910
    End of period                    $  12.7175
  Units outstanding end of period     3,859,738
TOTAL RETURN SERIES
  Unit Value:
    Beginning of period              $  17.8165
    End of period                    $  20.0405
  Units outstanding end of period    12,461,003
WORLD GOVERNMENTS SERIES
  Unit Value:
    Beginning of period              $  16.2514
    End of period                    $  16.7734
  Units outstanding end of period     1,460,289


------------------------
* From July 13, 1989 (date of commencement of operations) to December 31, 1989.

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and contract charges. Results calculated without withdrawal and/or contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in Appendix D.

                     THIS PROSPECTUS IS A CATALOG OF FACTS

    This Prospectus contains information about the master group deferred annuity contract (the "Contract") which provides fixed benefits, variable benefits or a combination of both. It describes its uses and objectives, its benefits and costs, and the rights and privileges of the Owner and the Participant, as applicable. It also contains information about the Company, the Variable Account, the Fixed Account and the Series Fund. It has been carefully prepared in non-technical language to help you decide whether the purchase of a Contract will fit the needs of your retirement plan. We urge you to read it carefully and retain it for future reference. The Contract has appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that the Purchase Payment, less certain deductions, will be accumulated prior to the Annuity Commencement Date. After the Annuity Commencement Date, annuity payments will be made to the Annuitant. The Company assumes the mortality and expense risks under the Contract, for which it receives certain amounts. The significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk is assumed by the Participant or Payee and the amounts of the annuity payments vary with the investment performance of the Variable Account; under a Fixed Annuity, the investment risk is assumed by the Company (except in the case of early withdrawals (See "Cash Withdrawals" and "Market Value Adjustment")) and the amounts of the annuity payments do not vary. However, the Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate of 4% for any Guarantee Period.

                              USES OF THE CONTRACT

    The Contract is designed for use in connection with retirement plans which meet the requirements of Section 401 (including Section 401(k)), Section 403,
Section 408(b), Section 408(c) or Section 408(k) of the Internal Revenue Code, however, the Company may discontinue offering new Contracts in connection with certain types of qualified plans. Certain federal tax advantages are currently available to retirement plans which qualify as (1) self-employed individuals' retirement plans under Section 401; (2) corporate or association retirement plans under Section 401; (3) annuity purchase plans sponsored by certain tax exempt organizations or public school systems under Section 403(b); or (4) individual retirement accounts, including employer or association of employees individual retirement accounts under Section 408(c) and SEP-IRAs under Section 408(k) (See "Federal Tax Status").

    The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law.

    A Contract is issued to the Owner covering all Participants. Each Participant receives a Certificate which evidences his or her participation under the Contract. For the purposes of determining benefits under the Contract, a Participant's Account is established for each Participant.

                           A WORD ABOUT THE COMPANY,
          THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY
    The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (617) 237-6030. It has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and offers in New York contracts similar to the Contract offered by this Prospectus. The Company's other subsidiaries are Massachusetts Financial Services Company and Sun Capital Advisers, Inc., registered investment advisers, Sun Investment Services Company, a registered broker-dealer and investment adviser, Sun Benefit Services Company, Inc., which offers claims, administrative and actuarial services, New London Trust, F.S.B., a federally chartered savings bank, Sun Life Financial Services Limited, which provides off-shore administrative services, and Massachusetts Casualty Insurance Company, which issues individual disability income policies.


    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all states except New York, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines. It is expected that as of May 1, 1997, all of the outstanding common stock of the Company will be held by a wholly-owned subsidiary of Sun Life (Canada), Sun Life of Canada (U.S.) Holdings, Inc., which has been formed to serve as the holding company for the U.S. subsidiaries of Sun Life (Canada) and for general corporate financing purposes.


THE FIXED ACCOUNT
    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. A Purchase Payment will be allocated to Guarantee Periods available in connection with the Fixed Account to the extent elected by the Participant at the time of the establishment of a Participant's Account. In addition, all or part of the Participant's Account Value may be transferred to Guarantee Periods available under the Contract as described under "Transfer Privilege". Assets supporting amounts allocated to Guarantee Periods become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, including claims for benefits under Certificates.

    The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

    The Company intends to invest the assets of the Fixed Account primarily in debt instruments as follows: (1) Securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; (2) Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service; (3) Other debt instruments, including, but not limited to, issues of or guaranteed by banks or bank holding companies and other corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above; and (4) Other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, the Company may also invest a portion of the Fixed Account in below investment grade debt instruments. Instruments rated Baa and/or BBB or lower normally involve a higher risk of default and are less liquid than higher rated instruments. If the rating of an investment grade debt security held by the Company is subsequently downgraded to below investment grade, the decision to retain or dispose of the security will be made based upon an individual evaluation of the circumstances surrounding the downgrading and the prospects for continued deterioration, stabilization and/or improvement.

    The Company is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. Investment income from such Fixed Account assets will be allocated between the Company and all contracts participating in the Fixed Account, including the Contracts offered by this Prospectus, in accordance with the terms of such contract.

    Fixed annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification). In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification).

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks and distribution expense risks borne by the Company in connection with contracts participating in the Fixed Account. The Company expects to derive a profit from this compensation. The amount of investment income allocated to the Contracts will vary from Guarantee Period to Guarantee Period in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are: general economic trends; rates of return currently available and anticipated on the Company's investments; regulatory and tax requirements; and competitive factors. The Company's general investment strategy will be to invest amounts allocated to the Fixed Account in investment-grade debt securities and mortgages using immunization strategies with respect to the applicable Guarantee Periods. This includes, with respect to investments and average terms of investments, using dedication (cash flow matching) and/ or duration matching to minimize the Company's risk of not achieving the rates it is crediting under Guarantee Periods in volatile interest rate environments. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE PARTICIPANT ASSUMES THE RISK THAT INTEREST CREDITED ON AMOUNTS ALLOCATED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

THE VARIABLE ACCOUNT

    The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable annuity payments
(1) will reflect the investment performance of the Variable Account with respect to amounts allocated to the Variable Account before the Annuity Commencement Date and (2) will reflect the investment performance of the Variable Account after that date. Since the Variable Account is always fully invested in Series Fund shares, its investment performance reflects the investment performance of the Series Fund. Values of Series Fund shares held by the Variable

Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Series Fund's management to make necessary changes in its portfolios to anticipate changes in economic conditions. Therefore, the Participant bears the entire investment risk that the basic objectives of the Contract may not be realized, and that the adverse effects of inflation may not be lessened and there can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payment made with respect to a particular Participant's Account for the reasons described above or because of the premature death of a Payee.

    Another important feature of the Contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Payee(s) will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract.

    Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") was established by the Company as a separate account on July 13,1989 pursuant to a resolution of its Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and such other variable annuity contracts as may be issued by the Company and designated by it as providing benefits which vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The Variable Account meets the definition of a separate account under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund. All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by the Participant at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, distribution expense risks, and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

THE SERIES FUND


    MFS/Sun Life Series Trust (the "Series Fund") is an open-end investment management company registered under the Investment Company Act of 1940. Currently shares of the Series Fund are also sold to other separate accounts established by the Company and Sun Life Insurance and Annuity Company of New York in connection with individual and group variable annuity contracts and variable life insurance contracts. In the future, shares of the Series Fund may be sold to other separate accounts established by the Company or its affiliates to fund other variable annuity or variable life insurance contracts. The Company and its affiliates will be responsible for reporting to the Series Fund's Board of Trustees any potential or existing conflicts between the interests of variable annuity contract owners/participants and the interests of owners of variable life insurance contracts that provide for investment in shares of the Series Fund. The Board of Trustees, a majority of whom are not "interested persons" of the Series Fund, as that term is defined in the Investment Company Act of 1940, also intends to monitor the Series Fund to identify the existence of any such irreconcilable material conflicts and to determine what action, if any, should be taken by the Series Fund and/or the Company and its affiliates (see "Management of the Series Fund" in the Series Fund prospectus).

    The Series Fund is composed of twenty independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in twenty series, each corresponding to one of the portfolios; however, the Contracts provide for investment only in shares of the seven series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.


    (1) MONEY MARKET SERIES ("MMS") will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months, including U.S. government securities and repurchase agreements collateralized by such securities, obligations of the larger banks and prime commercial paper.

    (2) HIGH YIELD SERIES ("HYS") will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. These securities generally involve greater volatility of price and risk to principal and income and less liquidity than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (3) CAPITAL APPRECIATION SERIES ("CAS") will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES ("GSS") will seek current income and preservation of capital by investing in U.S. Government and Government-related Securities.

    (5) WORLD GOVERNMENTS SERIES ("WGS") will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

    (6) TOTAL RETURN SERIES ("TRS") will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (7) MANAGED SECTORS SERIES ("MSS") will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.


    The investment adviser of the Series Fund, Massachusetts Financial Services Company ("MFS"), is paid fees by the Series Fund for its services pursuant to investment advisory agreements. MFS, a Delaware corporation, is a subsidiary of the Company. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established or distributed by MFS and/ or the Company. MFS Institutional Advisors, Inc., a subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS. The Company undertakes no obligation in this respect.


    A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund and in the Series Fund's Statement of Additional Information.

        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

(1) PLACE, AMOUNT AND FREQUENCY

    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. The Company will not accept a Purchase Payment to be allocated to a Participant's Account which is less than $5,000. In addition, the prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000. Only one Purchase Payment may be made per Certificate.

    A completed Application and the Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, the Contract and Certificate(s), as applicable, are issued to the Owner and/or Participant(s), respectively, and the Purchase Payment is then credited to the Participant's Account. A Purchase Payment must be applied within two business days of receipt by the Company of a completed Application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete Application. If the Application cannot be made complete within five business days, the prospective participant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective participant specifically consents to the Company's retaining the Purchase Payment until the Application is made complete. Thereafter, the Purchase Payment must be applied within two business days.

(2) ACCOUNT CONTINUATION

    A Participant's Account shall be continued automatically in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Participant's Account is surrendered.

(3) ALLOCATION OF NET PURCHASE PAYMENT

    The Net Purchase Payment is that portion of the Purchase Payment which remains after deduction of any applicable premium or similar tax. The Net Purchase Payment will be allocated either to Guarantee Periods available in connection with the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified in the particular Participant's Application.

PARTICIPANT'S ACCOUNT

    The Company will establish a Participant's Account for each Participant under a Contract and will maintain the Participant's Account during the Accumulation Period. The Participant's Account Value for any Valuation Period is equal to the sum of the variable accumulation value, if any, plus the fixed accumulation value, if any, of the Participant's Account for that Valuation Period.

VARIABLE ACCUMULATION VALUE

    The variable accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to the Participant's Account for such Valuation Period.

(1) CREDITING VARIABLE ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the Net Purchase Payment to be allocated to any Sub-Accounts in accordance with the allocation factors will be credited to the Participant's Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is applied by the Company to the Participant's Account.

(2) VARIABLE ACCUMULATION UNIT VALUE

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The
Variable  Accumulation  Unit  value  for  the  particular  Sub-Account  for  any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor described below. For a hypothetical example of the calculation of the value of a Variable Accumulation Unit, see Appendix A.

(3) NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:

           (1) the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

           (2) the per share amount of any dividend or other distribution declared by the Series Fund on the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

           (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

        (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

        (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and distribution expense risk.

FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the values of all Guarantee Amounts credited to the Participant's Account for such Valuation Period.

GUARANTEE PERIODS

    The Participant may elect one or more Guarantee Period(s) with durations of from one to ten years. The period(s) elected will determine the Guaranteed Interest Rate(s). The Purchase Payment, or the portion thereof (or the amount transferred in accordance with the Transfer Privilege) allocated to a particular Guarantee Period, less any applicable premium or similar taxes and any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the Guarantee Period. Initial Guarantee Periods begin on the Date of Coverage or, in the case of a transfer, on the effective date of the transfer, and end the number of calendar years in the Guarantee Period elected from the end of the calendar month in which the amount was allocated to the Guarantee Period (the "Expiration Date"). Subsequent Guarantee Periods begin on the first day following the Expiration Date.

    Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Amount". Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of renewals and transfers of portions of the Participant's Account Value described under "Transfer Privilege" below, which will begin new Guarantee Periods, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus each Guarantee Amount will be treated separately for purposes of determining any Market Value Adjustment (see "Market Value Adjustment").

    The Company will notify the Participant in writing at least 45 and no more than 75 days prior to the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration as the previous

Guarantee Period will commence automatically at the end of the previous Guarantee Period unless the Company receives, prior to the end of such Guarantee Period, a written election by the Participant of a different Guarantee Period from among those being offered by the Company at such time, or instructions to transfer all or a portion of the Guarantee Amount to one or more Sub-Accounts in accordance with the Transfer Privilege Provision.

GUARANTEED INTEREST RATES

    The Company periodically will establish an applicable Guaranteed Interest Rate for each of the ten Guarantee Periods. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates available to the Company and other factors as described below, but once established rates will be guaranteed for the duration of the respective Guarantee Periods. However, Participant's Account Value withdrawn from the Fixed Account will be subject to any applicable withdrawal charge and Account Fee and may be subject to a Market Value Adjustment on withdrawal or surrender (See "Market Value Adjustment").

    The Guaranteed Interest Rate will not be less than 4% per year compounded annually. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (See "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular duration including: regulatory and tax requirements; sales commissions and administrative and distribution expenses borne by the Company; general economic trends; and competitive factors. The Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate of 4% for any Guarantee Period.

TRANSFER PRIVILEGE

    During the Accumulation Period the Participant may, upon written request received by the Company, transfer all or part of the Participant's Account Value to one or more Sub-Accounts or Guarantee Periods available under the Contract, subject to the following conditions: (1) not more than 12 transfers may be made in any Account Year; (2) the amount being transferred may not be less than $1,000, unless the total Participant's Account Value attributable to a Sub-Account or Guarantee Amount is being transferred; and (3) any Participant's Account Value remaining in a Sub-Account or Guarantee Amount may not be less than $100. In addition, transfers of all or a portion of a Guarantee Amount will be subject to the Market Value Adjustment described below unless the transfer is effective within 30 days prior to the Expiration Date applicable to the Guarantee Amount; and transfers involving Variable Accumulation Units shall be subject to such terms and conditions as may be imposed by the Series Fund. A transfer generally will be effective on the date the request for transfer is received by the Company. Under current law, there will not be any tax liability to the Participant if a Participant makes a transfer.

        CASH WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Participant may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company. Amounts withdrawn may not be redeposited.

    The Participant may request a full surrender or partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Participant's Account at the end of the Valuation Period during which the election becomes effective less the Account Fee, plus or minus any applicable Market Value Adjustment, and less any applicable withdrawal charge. A request for a partial withdrawal will result in the cancellation of a portion of the Participant's Account Value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment and plus any applicable withdrawal charge. If a partial withdrawal is requested which would leave a Participant's Account Value of less than the

Account Fee, then such partial withdrawal will be treated as a full surrender. The Account Fee and any applicable Market Value Adjustment will be deducted from the Participant's Account before the application of any withdrawal charge.

    In the case of a partial withdrawal, the Participant may instruct the Company as to the amounts to be withdrawn from each Sub-Account and/or Guarantee Amount. If not so instructed, the Company will effect such withdrawal pro-rata from each Sub-Account and Guarantee Amount in which the Participant's Account Value is invested at the end of the Valuation Period during which the withdrawal becomes effective. ALL CASH WITHDRAWALS OF ANY GUARANTEE AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN 30 DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE AMOUNT, WILL BE SUBJECT TO THE MARKET VALUE ADJUSTMENT.

    Cash withdrawals from a Sub-Account will result in the cancellation of Variable Accumulation Units attributable to the Participant's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Sub-Account is reduced. The cancellation of such units will be based on the Variable Accumulation Unit values of the Sub-Account at the end of the Valuation Period during which the cash withdrawal is effective.

    The Company, upon request, will advise the Participant of the amounts that would be payable in the event of a full surrender or partial withdrawal.

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and applicable state insurance law. Deferral of amounts withdrawn from the Variable Account is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Series Fund is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of the Series Fund or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders. The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company. The Company is not required to pay interest on amounts so deferred.

    Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403, and 408 of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. For special restrictions applicable to withdrawals from Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code, see "Section 403(b) Annuities" below.

    A cash withdrawal under either a Qualified or Non-Qualified Contract offered by this Prospectus also may result in a tax penalty. The tax consequences of a cash withdrawal payment under both Qualified and Non-Qualified Contracts should be carefully considered (See "Federal Tax Status").

WITHDRAWAL CHARGES

    If a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. During the first seven Account Years, up to 10% of the Net Purchase Payment may be withdrawn in each Account Year on a non-cumulative basis without the imposition of the withdrawal charge. Amounts withdrawn from a Participant's Account in excess of such amount (adjusted by any applicable Market Value Adjustment) will be subject to the withdrawal charge assessed against such excess amount as follows:

ACCOUNT YEAR       WITHDRAWAL CHARGE
-------------  -------------------------
      1                       6%
      2                       6%
      3                       5%
      4                       5%
      5                       4%
      6                       4%
      7                       3%
 thereafter                   0%

    The withdrawal charge is not imposed after the end of the seventh Account Year, nor is the withdrawal charge imposed upon payment of the death benefit or upon amounts applied to purchase an annuity.

    The withdrawal charge is not assessed with respect to a Participant's Account established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts.

    In no event shall the aggregate withdrawal charges (together with the distribution expense charge described under "How the Contract Charges Are Assessed") assessed against a Participant's Account exceed 9% of the Purchase Payment. The Company may, upon notice to the Owner, modify the withdrawal charges provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").

    For illustrative examples of withdrawals, surrenders, withdrawal charges and the Market Value Adjustment, see Appendix C.

SECTION 403(b) ANNUITIES

    The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for these Contracts to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (See "Federal Tax Status").

    Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Participant's Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

    With respect to these restrictions on withdrawals from the Variable Account, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance, the requirements for which have been complied with by the Company.

    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status".

MARKET VALUE ADJUSTMENT

    Any cash withdrawal of a Guarantee Amount, other than a withdrawal effective within 30 days prior to the Expiration Date of the Guarantee Amount, will be subject to a Market Value Adjustment ("MVA") (for this purpose, transfers, distributions on the death of a Participant and amounts applied to purchase an annuity are treated as cash withdrawals). The MVA will be applied to the amount being withdrawn after deduction of any applicable Account Fee and before deduction of any applicable withdrawal charge.

    The MVA will reflect the relationship between the Current Rate (as defined below) for the Guarantee Amount being withdrawn and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. If the applicable Guaranteed Interest Rate is more than .50% higher than the Current Rate, the application of the MVA will result in a higher payment upon withdrawal. Otherwise, the application of the MVA will result in a lower payment upon withdrawal.

    The Market Value Adjustment is determined by the application of the following formula:

     1 + I        N/12
 ( -----------)
  1 + J + .005               - 1

where,

    I is the Guaranteed Interest Rate being credited to the Guarantee Amount subject to the Market Value Adjustment,

    J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the Market Value Adjustment, for current allocations to Guarantee Periods equal to the balance of the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment, rounded to the next higher number of complete years (the "Current Rate"), and

    N is the number of complete months remaining in the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment.

    See Appendix  C  for  examples  of  the  application  of  the  Market  Value
Adjustment.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Annuitant, the Company will, upon receipt of Due Proof of Death of both the Annuitant and the designated Beneficiary, pay the death benefit in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the Participant/Annuitant. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect to have the death benefit applied under one or more Annuity Options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Participant is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a single cash payment; or (b) to have the death benefit applied under one or more of the Annuity Options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Participant will become effective on the date it is received by the Company. For the purposes of the Payment of Death Benefit and Amount of Death Benefit sections below, any election of the method of settlement of the death benefit by the Participant which is in effect on the date of death of the Annuitant will be deemed effective on the date Due Proof of Death of the Annuitant is received by the Company. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date due proof of the death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date due proof of the death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code (see "Other Contractual Provisions -- Death of Participant").

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer any such payment of amounts derived from the Variable Account in accordance with the Investment Company Act of 1940. If the death benefit is to be paid in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the deceased Participant/Annuitant, payment will be made within seven days of the date due proof of the death of the Annuitant, the Participant and/or the designated Beneficiary, as applicable, is received by the Company. If settlement under one or more of the Annuity Options is elected the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Participant's Account will be maintained in effect until the Annuity Commencement Date.

AMOUNT OF DEATH BENEFIT

    The death benefit is determined as of the effective date or deemed effective date of the death benefit election and is equal to the greatest of (1) the Participant's Account Value for the Valuation Period during which the death benefit election is effective or is deemed to become effective; (2) the Purchase Payment made with respect to the Participant's Account, minus the sum of all partial withdrawals; (3) the amount that would have been payable in the event of a full surrender of the Participant's Account on the date the death benefit election is effective or is deemed to become effective; and (unless prohibited by applicable state law) (4) the Participant's Account Value on the Seven Year Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent partial withdrawals.

                     HOW THE CONTRACT CHARGES ARE ASSESSED

    As more fully described below, charges under the Contract offered by this Prospectus are assessed in three ways: (1) as deductions for administrative expenses and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and distribution expense charges; and (3) as withdrawal charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Series Fund for investment management fees and expenses. These fees and expenses are described in the Series Fund's Prospectus and Statement of Additional Information.

ACCOUNT FEE

    Each year on the Account Anniversary, the Company deducts from each Participant's Account an annual account administration fee ("Account Fee") equal to the lesser of $30 and 2% of the Participant's Account Value to reimburse it for administrative expenses relating to the issue and maintenance of the Contract, the Certificate and the Participant's Account. If the Participant's Account is surrendered for its full value on other than the Account Anniversary, the Account Fee will be deducted in full at the time of such surrender. The Account Fee will be deducted on a pro rata basis from amounts allocated to each Guarantee Period and each Sub-Account in which the Participant's Account is invested at the time of such deduction. On the Annuity Commencement Date, the value of the Participant's Account will be reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement, the Account Fee will be deducted in equal amounts from each variable annuity payment made during the year. No deduction will be made from fixed annuity payments.

    The Contract provides that the Company may modify the Account Fee provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification"). The Company does not expect to make a profit from the Account Fee.

PREMIUM TAXES


    A deduction, when applicable, is made for premium or similar state or local taxes (See Appendix B). It is currently the policy of the Company to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.


CHARGES AGAINST THE VARIABLE ACCOUNT FOR MORTALITY AND EXPENSE RISKS AND DISTRIBUTION EXPENSE CHARGES

    The mortality risk assumed by the Company arises from the contractual obligation to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in the life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The Company assumes this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed except with respect to Participant's Accounts established after the effective date of such change, as provided in the section of this Prospectus entitled "Modification". The expense risk assumed by the Company is the risk that the administrative charges assessed under the Contract may be insufficient to cover the actual total administrative expenses incurred by the Company.

    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the Accumulation Period and after annuity payments begin at an effective annual rate of 1.25%. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. The Company will recoup its expected costs associated with registering and distributing the Contracts by the assessment of the withdrawal charges (contingent deferred sales charges) and the distribution expense charge described below. However, the withdrawal charges and distribution expense charges may prove to be insufficient to cover actual distribution expenses. If this is the case, the deficiency will be met from the Company's general corporate funds which may include amounts derived from the mortality and expense risk charges.

    The Company assumes the risk that withdrawal charges assessed under the Contracts may be insufficient to compensate the Company for the costs of distributing the Contracts. For assuming such risk the Company makes a deduction from the Variable Account at the end of each Valuation Period for the first seven Account Years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). No deduction is made after the seventh Account Anniversary. If the distribution expense charge is insufficient to cover the actual risk assumed, the Company will bear the loss; however, if the charge is more than sufficient, any excess will be profit to the Company and would be available for any proper corporate purpose. In no event will the distribution expense charges and the withdrawal charges assessed against a Participant's Account exceed 9% of the Purchase Payment.

    The Contract provides that the Company may modify the mortality and expense risk and distribution expense charges; however, such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification"). For the year ended December 31, 1996, mortality and expense risk and distribution expense charges were the only expenses of the Variable Account.


WITHDRAWAL CHARGES

    No deduction for sales charges is made from a Purchase Payment. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be used to cover certain expenses relating to the sale of the Contract and Certificates thereunder, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Gross commissions paid on the sale of these Contracts are not more than 6.86% of the Purchase Payment (See "Cash Withdrawals" and "Withdrawal Charges").

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments will begin on the Annuity Commencement Date which is selected by the Participant, as specified in the Application. The date selected by the Participant may not be sooner than the first day of the second calendar month following the Date of Coverage. This date may be changed by the Participant from time to time by written notice to the Company, provided that notice of each change is received by the Company at least 30 days prior to the then current Annuity Commencement Date and the new Annuity Commencement Date is a date which is: (1) at least 30 days after the date notice of the change is received by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2, and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an Annuity Option as described in the Death Benefit section of this Prospectus.

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide an annuity under one or more of the options described below. No withdrawal charge will be imposed upon amounts applied to purchase an annuity. However, the Market Value Adjustment may apply, as noted under "Determination of Amount." NO PAYMENTS MAY BE REQUESTED UNDER THE CONTRACT'S CASH WITHDRAWAL PROVISIONS ON OR AFTER THE ANNUITY COMMENCEMENT DATE, AND NO CASH WITHDRAWAL WILL BE PERMITTED EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.

    Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403 or 408 of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION--CHANGE OF ANNUITY OPTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect one or more of the Annuity Options described below, or such other settlement option as may be agreed to by the Company, for the Annuitant as Payee. The Participant may also change any election, but written notice of any election or change of election must be received by the Company at least 30 days prior to the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If there is no election of a sole Annuitant in effect on the 30th day prior to the Annuity Commencement Date, the person designated as "Co-Annuitant" will be the Payee under the applicable Annuity Option.

    Any election may specify the proportion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity. In the event the election does not so specify, or if no election is in effect on the 30th day prior to the Annuity Commencement Date, then the portion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity will be determined on a pro rata basis from the composition of the Participant's Account on the Annuity Commencement Date.

    Annuity Options may also be elected by the Participant or the Beneficiary as provided in the Death Benefit section of this Prospectus.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options which may be elected.

    NO CHANGE  OF ANNUITY  OPTION IS  PERMITTED AFTER  THE ANNUITY  COMMENCEMENT
DATE.

ANNUITY OPTIONS

    No lump sum settlement option is available under the Contract. The Participant may surrender a Certificate prior to the Annuity Commencement Date; however, any applicable surrender charge will be deducted from the cash withdrawal payment and a Market Value Adjustment, if applicable, will be applied.

    Annuity Options A, B, C and D are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Option E is available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

    Annuity Option B.  Life  Annuity with 60, 120,  180 or 240 Monthly  Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected. In the event of the death of the Payee under this option, the Contract provides that if there is no designated beneficiary entitled to the remaining payments then living, the discounted value of the remaining payments, if any, will be calculated and paid in one sum to the deceased Payee's estate. In addition, any beneficiary who becomes entitled to any remaining payments under this option may elect to receive the amounts due under this option in one sum. The discounted value for variable annuity payments will be based on interest compounded annually at the assumed interest rate of 4%. The discounted value for payments being made on a fixed basis will be based on the interest rate initially used by the Company to determine the amount of each payment.

    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of election of this option of the number of each type of Annuity Unit credited to the Contract with respect to the Payee and fixed monthly payments, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    *  Annuity   Option  D.      Monthly  Payments   for  a   Specified   Period
Certain: Monthly payments for a specified period of time, as elected. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the discounted value of the remaining payments, if any, will be calculated and paid in one sum.

    * Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less

------------------------
* The election of this annuity option may result in the imposition of a penalty tax.

than 4% per year, compounded annually. The rate so determined may be changed at any time and as often as may be determined by the Company, provided, however, that the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the Participant's Account Value at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date, plus or minus any applicable Market Value Adjustment and minus any applicable premium or similar taxes.

    If the amount to be applied under any annuity option is less than $2,000, or if the first annuity payment payable in accordance with such option is less than $20, the Company will pay the amount to be applied in a single payment to the Payee.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Annuity Payment Rates published by the Company and in use on the Annuity Commencement Date.

VARIABLE ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on an assumed interest rate of 4% per year, unless these rates are changed (See "Modification"). All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract with respect to the particular Payee. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited with respect to the particular Payee then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited with respect to the particular Payee by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment. If the net investment return on the assets of the Variable Account is the same as the assumed interest rate of 4% per year, variable annuity payments will remain level. If the net investment return exceeds the assumed interest rate variable annuity payments will increase and, conversely, if it is less than the assumed interest rate the payments will decrease.

    For a hypothetical example of the calculation of a Variable Annuity Payment, see Appendix A.

VARIABLE ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit Value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (See "Variable Accumulation Value, Net Investment Factor") for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the Annuity Payment Rates found in the Contract. The factor is
0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix A.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date the Payee may, by filing a written request with the Company, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee into other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than twelve (12) exchanges may be made within each Account Year.

    Exchanges may be made only between Sub-Accounts. Exchanges will be made using the Annuity Unit values for the Valuation Period during which any request for exchange is received by the Company.

ANNUITY PAYMENT RATES

    The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly variable annuity payment based on the assumed interest rate of 4%; and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. These rates may be changed by the Company with respect to Participant's Accounts established after the effective date of such change (See "Modification").

    The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Payee. The Contract also describes the method of determining the adjusted age of the Payee. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

                          OTHER CONTRACTUAL PROVISIONS

PAYMENT LIMITS

    Only one Purchase Payment may be made per Certificate. The single Purchase Payment credited to each Participant's Account must be at least $5,000. In addition, the prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.

DESIGNATION AND CHANGE OF BENEFICIARY

    The beneficiary designation contained in the Application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant and, in the case of a Non-Qualified Contract, the Participant as well.

    Subject to the rights of an irrevocably designated Beneficiary, the Participant may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change or revocation.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

EXERCISE OF CONTRACT RIGHTS

    The Contract shall belong to the Owner. All Contract rights and privileges may be expressly reserved by the Owner, failing which, each Participant shall be entitled to exercise such rights and privileges in connection with such Participant's Certificate. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract.

    The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of any Annuitant and prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract evidenced by that Participant's Certificate. A change of ownership will not be binding upon the Company until written notification is received by the Company. When such notification is so received, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

DEATH OF PARTICIPANT

    If a Participant under a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date, the Participant's Account Value, plus or minus any applicable Market Value Adjustment, must be distributed to the Beneficiary, if then alive, either (1) within five years after the date of death of the Participant, or (2) over some period not greater than the life or expected life of the Beneficiary, with annuity payments beginning within one year after the date of death of the Participant. The person named as the Participant's Beneficiary shall be considered the designated beneficiary for the purposes of Section 72(s) of the Internal Revenue Code and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary for this purpose.

    These mandatory distribution requirements will not apply when the designated beneficiary is the spouse of the Participant, if the spouse elects to continue the Certificate in the spouse's own name, as Participant. When the Participant was also the Annuitant, the surviving spouse (if the designated beneficiary) may elect to be named as both Participant and Annuitant and continue the Certificate, but if that election is not made, the Death Benefit provision of the Contract shall then be controlling. In all other cases where the Participant and the Annuitant are the same individual, the Death Benefit provision of the Contract controls.

    If the Payee dies on or after the Annuity Commencement Date and before the entire accumulation under such Participant's Account has been distributed, the remaining portion of such Participant's Account, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of a Participant under a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. The Owner or Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from Owners, Participants and Payees.

    Owners of Qualified Contracts may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans which are funded by the Contracts may be entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant's Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

    Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, nor any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

    All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least ten days prior to each meeting of the shareholders of the Series Fund. The number of Series Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant's Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

    During the Accumulation Period the Company will send the Participant, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to the Participant's Account and the Fixed Accumulation Value of such account, which statement shall be accurate as of a date not more than two months previous to the date of mailing. In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Participant's Account as may be required by applicable laws, rules and regulations.

    Upon request, the Company will provide the Participant with information regarding fixed and variable accumulation values.

SUBSTITUTED SECURITIES

    Shares of any or all Series of the Series Fund may not always be available for purchase by the Sub-Accounts of the Variable Account or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account. In either event, shares of another registered open-end investment company or unit investment trust may be substituted both for Series Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

    Upon notice to the Owner and Participant(s) (or the Payee(s) during the annuity period), the Contract may be modified by the Company if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

    In addition, upon notice to the Owner the Contract may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, distribution expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date of mailing of the notice of modification by the Company. All of the charges and the annuity tables which are provided in the Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant's Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

    The Company, by giving 30 days' prior written notice to the Owner, may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Contract. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Participant's Accounts established prior to the effective date of such limitation or discontinuance.

CUSTODIAN

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with the instructions of the Participant and redeemed Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

RIGHT TO RETURN

    If the Participant is not satisfied with the Certificate it may be returned by mailing it to the Company at the Annuity Service Mailing Address on the cover of this Prospectus within ten days after it was delivered to the Participant. When the Company receives the returned Certificate it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Certificate was received by the Company will be refunded to the Participant. However, if applicable state law so requires, the full amount of any Purchase Payment received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Certificate may be acceptable.

    With respect to Individual Retirement Accounts, under the Employee Retirement Income Security Act of 1974 ("ERlSA") a Participant establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Participant is furnished with such disclosure statement before the seventh day preceding the date the Individual Retirement Account is established, the Participant will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the Individual Retirement Account, then the Participant may give a notice of revocation to the Company at any time within seven days after the Date of Coverage. Upon such revocation, the Company will refund the Purchase Payment made by the Participant. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow a participant establishing an Individual Retirement Account a "ten day free-look," notwithstanding the provisions of ERISA.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts and related Certificates described in this Prospectus are designed for use by employer, association and other group retirement plans under the provisions of Sections 401 (including Section 401(k)), 403, 408(b), 408(c) and 408(k) of the Internal Revenue Code (the "Code"), as well as certain non-qualified retirement plans, such as payroll savings plans. The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract or Certificate is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Also, because the Internal Revenue Code, as amended, is not in force in the Commonwealth of Puerto Rico, some references in this discussion will not apply to Contracts or Certificates issued in Puerto Rico. Any person contemplating the purchase of a Contract or Certificate should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR CERTIFICATE OR ANY TRANSACTION INVOLVING THE CONTRACTS OR CERTIFICATES.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Participant's income for federal income tax purposes. Participants under Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract or Certificate until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and Participants and other Owners and Participants that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase.

    The Code is unclear in its application to a group annuity contract where the Owner is distinct from the individuals who receive the Contract benefits (the Participants). The following discussion is the Company's best understanding of the operation of the Code in the context of group contracts. However, Owners and Participants should consult a qualified tax adviser.

    A partial cash withdrawal (that is, a withdrawal of less than the entire Participant's Account Value) from a Certificate issued under a Non-Qualified Contract (a "Non-Qualified Certificate") before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Participant's Account Value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Participant's income and subject to tax at ordinary income rates. If part or all of a Participant's Account Value is assigned or pledged as collateral for a loan, the amount assigned or pledged must be treated as if it were withdrawn from the Certificate.

    In the case of annuity payments under a Non-Qualified Certificate after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Participant paid for the Certificate bears to the Payee's expected return under the Certificate. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Participant paid for the Certificate. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Certificate, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Certificates may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Participant). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Certificate issued under a Qualified Contract (a "Qualified Certificate"), distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Participant or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of 10 years or more. Owners, Participants, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Certificates are purchased.

    If the Participant under a Non-Qualified Certificate dies, the value of the Certificate generally must be distributed within a specified period (See "Other Contractual Provisions -- Death of Participant"). For contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Participant.

    A purchaser of a Qualified Certificate should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Participant.

    A transfer of a Non-Qualified Certificate by gift (other than to the Participant's spouse) is treated as the receipt by the Participant of income in an amount equal to the Participant's Account Value minus the total amount paid for the Certificate.

    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Certificate or under a Qualified Certificate issued for use with an individual retirement account unless the Participant or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Certificate (other than distributions from a Certificate issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Certificate is not an eligible rollover distribution, then the Participant or Payee can choose not to have amounts withheld as described above for Non-Qualified Certificates and individual retirement accounts.

    Amounts  withheld  from  any  distribution  may  be  credited  against   the
Participant's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract, the
Certificate  and/or  the  Variable  Account)   necessary  to  comply  with   the
guidelines.

    THE FOLLOWING INFORMATION SHOULD BE CONSIDERED ONLY WHEN AN IMMEDIATE ANNUITY CONTRACT AND A DEFERRED ANNUITY CONTRACT ARE PURCHASED TOGETHER: The
Company understands that the Treasury Department is in the process of reconsidering the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. The Company believes that any adverse change in the existing tax treatment of such immediate annuity contracts is likely to be prospective, that is, it would not apply to contracts issued before such a change is announced. However, there can be no assurance that any such change, if adopted, would not be applied retroactively.

QUALIFIED RETIREMENT PLANS

    The Qualified Contracts described in this Prospectus are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Participants under such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.

PENSION AND PROFIT-SHARING PLANS

    Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

TAX-SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Purchasers of the Qualified Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of Purchase Payments and tax consequences of distributions. Only one Purchase Payment per Certificate will be accepted (See "Section 403(b) Annuities").

INDIVIDUAL RETIREMENT ACCOUNTS

    Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans and Employer/Association of Employees Established Individual Retirement Account Trusts, known as an Individual Retirement Account ("IRA"). These IRA's are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service.
Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances as described in the section of this Prospectus entitled "Right to Return Contract."

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts, the Participant's Accounts, and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, Participant's Account number and type, the status of each Participant's Account and other pertinent information necessary to the administration and operation of the Contracts.

                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the General Distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of Massachusetts Financial Services Company, which in turn is a wholly-owned subsidiary of the Company. Clarendon is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 6.86% of Purchase Payments. In addition to commissions, the Company may, from time to time, pay or allow additional promotion incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell, during specified time periods, certain minimum amounts of the Contracts or Certificates or other Contracts offered by the Company. Commissions will not be paid with respect to Participant's Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts. During 1994, 1995 and 1996, approximately $424, $85, and $0, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

SELECTED FINANCIAL DATA


    The following selected financial data for the Company should be read in conjunction with the financial statements and notes thereto included in this Prospectus beginning on page 61.


                                                          FOR THE YEARS ENDED DECEMBER 31
                                   ------------------------------------------------------------------------------
                                        1996            1995            1994            1993            1992
                                   --------------  --------------  --------------  --------------  --------------
                                                                     (IN 000'S)
Revenues
  Premiums, annuity deposits and
   other revenue.................  $    2,131,939  $    1,883,901  $    1,997,525  $    2,443,310  $    1,339,282
  Net investment income and
   realized gains (losses).......         312,870         315,966         312,583         311,322         292,746
                                   --------------  --------------  --------------  --------------  --------------
                                        2,444,809       2,199,867       2,310,108       2,754,632       1,632,028
                                   --------------  --------------  --------------  --------------  --------------
Benefits and expenses
  Policyholder benefits                 2,149,145       1,995,208       2,102,290       2,515,320       1,426,756
  Other expenses                          175,342         150,937         186,892         232,365         229,004
                                   --------------  --------------  --------------  --------------  --------------
                                        2,324,487       2,146,145       2,289,182       2,747,685       1,655,760
                                   --------------  --------------  --------------  --------------  --------------
Operating gain (loss)                     120,322          53,722          20,926           6,947         (23,732)
Federal income tax expense
  (benefit)                                (2,702)         17,807          19,469           3,691         (15,360)
                                   --------------  --------------  --------------  --------------  --------------
Net income (loss)                  $      123,024  $       35,915  $        1,457  $        3,256  $       (8,372)
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Assets                             $   13,759,005  $   12,359,683  $   10,117,822  $    9,179,090  $    7,474,407
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Surplus notes                      $      315,000  $      650,000  $      335,000  $      335,000  $      265,000
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------

See Note 1 to financial statements for the effect of the reinsurance agreements on net income.
See Note 1 to financial statements for changes in accounting principles and reporting.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.

FINANCIAL CONDITION

ASSETS

    For management purposes it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities; however, all general account assets stand behind all general account liabilities. A majority of the Company's assets are income producing investments. Particular attention is paid to the quality of these assets.

    The Company's bond holdings consist of a diversified portfolio of both public and private issues. It is the Company's policy to acquire only investment grade securities. Private placements are rated internally with reference to the National Association of Insurance Commissioners ("NAIC") designation issued by the NAIC Securities Valuation Office. The overall quality of the Company's bond portfolio remains high. At December 31, 1996, 5.0% of the Company's holdings of bonds were rated below investment grade (i.e. below NAIC rating "1" or "2"). Net unrealized gains on below investment grade bonds were $837,435 at December 31, 1996.

    The Company holds real estate primarily because such investments historically have offered better yields over the long-term than fixed income investments. Real estate investments are used to enhance the yield of products with long-term liability durations. Properties for which market value is lower than cost adjusted for depreciation (book value) are reported at market value. During 1996, the change in the difference between the market value and book value for properties reported at market value was $4,624,000.

    Significant attention has been given to insurance companies' exposure to mortgage loans secured by real estate. The Company had a mortgage portfolio of $938,932,000 at December 31, 1996, representing 26.9% of cash and invested assets. At December 31, 1995, mortgage loans represented 26.5% of cash and invested assets. The Company underwrites commercial mortgages with a maximum loan to value ratio of 75%. The Company as a rule invests only in properties that are almost fully leased. The portfolio is diversified by region and by property type. The level of arrears in the portfolio is substantially below the industry average. At December 31, 1996, 0.45% of the Company's portfolio was 60 days or more in arrears, compared to the most recent industry delinquency ratio published by the American Council of Life Insurance of 2.51%. The expense in the year for the provision for losses and for losses on foreclosures was $2,767,000.

    During 1996, the Company purchased three limited partnership investments for an aggregate total of $12,285,000 that were formed to own and operate apartment complexes which qualify for low income tax credits. The credits are taken annually over a ten year period, but are fully vested at the end of a fifteen year compliance period. The Company also committed to an additional limited partnership interest for $10,180,000 in 1995. These investments are classified as other invested assets in the balance sheet.

    In the normal course of business, the Company makes commitments to purchase investments at a future date. As of December 31, 1996 the Company had outstanding mortgage commitments of $9,800,000 which will be funded during 1997.

LIABILITIES

    The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds.

CAPITAL AND SURPLUS

    Total capital stock and surplus of the Company was $567,143,000 at December 31, 1996. The Company issued surplus notes during 1995 totalling $315,000,000 to an affiliate, Sun Canada Financial Co. The Company repaid $335,000,000 of surplus notes to its parent in 1996. During 1994, the Company reduced its carrying value of Massachusetts Casualty Insurance Company, a wholly owned subsidiary, by $18,397,000, the unamortized amount of goodwill. The reduction was accounted for as a direct charge to surplus. The Company's management considers its surplus position to be adequate.

RESULTS OF OPERATIONS

1996 COMPARED TO 1995

    Net income from operations after dividends and before federal income taxes increased by $61.1 million for the year ending December 31, 1996 as compared to December 31, 1995. Net income associated with the reinsurance agreements with the parent increased by $23.9 million in 1996. The net income improvement in the reinsured business results from improved mortality experience, improved investment performance and fewer significant death claims in 1996 as compared to 1995. Prior to reinsurance, earnings from the life line of business remained relatively flat. The remaining $37.2 million increase is attributable to the Company's retirement products and services line of business, which markets combination fixed/variable annuities and group pension guaranteed investment contracts. The decline in interest rates during 1995 resulted in the split of these combination fixed/variable annuity sales to change from 45% fixed and 55% variable in 1995 to 25% fixed and 75% variable in 1996. In addition, total gross sales increased by $235.9 million in 1996 as compared to 1995. The declining interest rate environment and strong market performance in 1995 resulted in unrealized gains on assets held in the separate accounts, which generated a substantial increase in fees calculated as a percentage of the separate account net assets, which are then transferred to the general account. The declining interest rates also resulted in increases in reserves due to the increase in the market value adjustment provision of certain fixed annuities. The resultant reserve increases were in excess of the unrealized gains causing strain on the 1995 earnings. In 1996, interest rates increased, resulting in a reduction in the unrealized gains on assets held in the separate accounts and a corresponding reduction in reserves and a release of some of the reserve strain incurred in 1995. The earnings on these market value adjusted products fluctuate as the change in the market value of the assets do not move in tandem with the change in the market value of the liabilities.

    Total income increased by $239.4 million for the year ended December 31, 1996 as compared to December 31, 1995. Sales of combination fixed/variable annuities (net of annuitizations) increased by $282.7 million primarily due to an increase in variable sales held in the separate accounts. This increase in variable sales was driven by strong performance in the stock market. Reinsurance had the effect of increasing income by approximately $9.4 million. Premiums and annuity considerations increased by $8.2 million reflecting increased annuitizations. Considerations from supplementary contracts increased by $1.2 million. Sales of group pension guaranteed investment contracts decreased by $53 million as this market remains highly competitive and sensitive to small changes in guaranteed interest rates. Net investment income decreased by $9.1 million, reflecting a decrease in the general account invested assets.

    Benefits and expenses increased by $178.3 million for the year ended December 31, 1996 as compared to December 31, 1995. Reinsurance had the effect of decreasing benefits and expenses by $14.5 million. Deaths, annuity payments and surrender benefits and other funds withdrawals increased by $438.9 million as a result of increased surrenders of fixed annuities for which interest rate guarantee periods have expired as well as withdrawals from the separate accounts. Policy reserves increased by $9.4 million, reflecting increased annuitizations and increased reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $405.9 million reflects lower interest rates and higher surrenders of contracts described above. Commissions increased by $21.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $2.6 million reflecting an increase in salaries due to staff increases and retainer fees. Transfers to separate accounts increased by $126.8 million, reflecting increased exchange activity out of the general account into the separate accounts.

1995 COMPARED TO 1994

    Net income from operations after dividends and before federal income taxes increased by $23.7 million for the year ending December 31, 1995 as compared to December 31, 1994. Reinsurance agreements with the parent had the effect of increasing net income by $40.9 million from a loss of $9.6 million in 1994 to a gain of $31.3 million in 1995. The increase in net income associated with the reinsurance agreements is due to the lack of surplus strain associated with the assumption of new contracts issued. No new contracts were assumed by the Company beginning in 1994. The remaining decrease in net income from operations of $17.2 million is attributable to the Company's retirement products and services line of business, which markets combination fixed/variable annuities and group pension guaranteed investment contracts. The declining interest rate environment in 1995 resulted in unrealized gains on assets held in the separate accounts, which generated a substantial increase in fees calculated as a percentage of the separate account net assets, which are then transferred to the general account. The declining interest rates also resulted in increases in reserves due to the increase in the market value adjustment provision. The resultant reserve increases were in excess of the unrealized gains causing strain on the 1995 earnings. The earnings on these market value adjusted products fluctuate as the change in the market value of the assets do not move in tandem with the change in the market value of the liabilities.

    Total income decreased by $119.2 million for the year ended December 31, 1995 as compared to December 31, 1994. Reinsurance had the effect of decreasing income by approximately $4.3 million. Premiums and annuity considerations decreased by $5.5 million, reflecting decreased group pension lottery sales of $22.1 million partially offset by increased annuitizations. Considerations from supplementary contracts decreased by $1.8 million. Sales of combination fixed/variable (net of annuitizations) decreased by $151.3 million, reflecting the decline in the interest rate environment during 1995. Sales of group pension guaranteed investment contracts increased by $49.2 million reflecting the transfer of the parents' agent's pension fund from the parent to the Company. Net investment income and amortization of the interest maintenance reserve decreased by $5.6 million, primarily due to capital losses incurred late in 1994, which were then amortized through the interest maintenance reserve during 1995.

    Benefits and expenses decreased by $143 million for the year ended December 31, 1994. Reinsurance had the effect of decreasing benefits and expenses by $45.2 million. Deaths, annuity payments and surrender benefits and other fund withdrawals increased by $106.5 million as a result of increased surrenders of fixed annuities for which interest rate guarantee periods have expired, as well as withdrawals from the separate accounts. Policy reserves decreased by $16.7 million primarily resulting from increased reserves for minimum death benefit guarantees. The increase in liability for premium and other deposit funds of $83.1 million reflects fewer maturities of contracts for which the guarantee periods have expired, and increased sales of group pension guaranteed investment contracts described above. Commissions decreased by $5.5 million, reflecting the decrease in total sales of combination fixed/variable annuities. General expenses increased by $3.3 million, reflecting increased expenses allocated from the parent and increased salaries due to staffing. Transfers to separate accounts decreased by $268.8 million, reflecting less exchange activity out of the separate accounts into the general account and fewer variable annuity sales transferred to the separate accounts.

LIQUIDITY

    The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal and sales of investments. The Company's cash outflow is primarily to meet death and other maturing insurance and annuity contract obligations, to pay out on contract terminations, to fund investment commitments and to pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.

    The Company segments its business internally and matches projected cash inflows and outflows within each segment. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide the necessary funds. Government and publicly traded corporate bonds comprise 65.9% of the Company's long-term bond holdings.

    Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.

REINSURANCE

    The Company has agreements with its parent company which provide that the parent company will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1996 had the effect of decreasing net income from operations by $1,603,000.

    Effective January 1, 1991 the Company entered into an agreement with the parent company under which certain individual life insurance contracts issued by the parent were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with the parent which provides that the parent will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $35,161,000 for the year ended December 31, 1996.

    The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.

    The Company also has executed a reinsurance agreement with an unaffiliated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves are ceded.

RESERVES

    In accordance with the life insurance laws and regulations under which the Company operates it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements these reserves are determined in accordance with statutory regulations.

INVESTMENTS

    Of the Company's total assets of $13.8 billion at December 31, 1996, 65.6% consisted of unitized and non-unitized separate account assets, 16.4% were invested in bonds and similar securities, 6.8% in mortgages, 1.0% in subsidiaries, 0.7% in real estate, and the remaining 9.5% in cash and other assets.

COMPETITION

    The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1995 the Company ranked 39th among all life insurance companies in the United States based upon total assets. Its parent company, Sun Life Assurance Company of Canada, ranked 18th. Best's Insurance Reports, Life-Health Edition, 1996, assigned the Company and the parent company its highest classification, A++, as of December 31, 1995. Standard & Poor's and Duff & Phelps have assigned the Company and the parent company their highest ratings for claims paying ability, AAA. These ratings should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account. However, the ratings are relevant to the Company's ability to meet its general corporate obligations under the Contracts.

EMPLOYEES

    The Company and Sun Life Assurance Company of Canada have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1996 the Company had 269 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and its Retirement Products & Services Division in Boston, Massachusetts.

PROPERTIES

    The Company occupies office space owned by it and leased to its parent, Sun Life Assurance Company of Canada, and certain unrelated parties for lease terms not exceeding five years.

                 THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS

    The directors and principal officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, the directors and officers of the Company who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions.

JOHN D. MCNEIL, 63, Chairman and Director (1982*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is Chairman and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Financial Services Company; Chairman and a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited and Canadian Pacific, Ltd.

------------------------
* Year Elected Director

DONALD A. STEWART, 50, President and Director (1996*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is President and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company and Sun Life Financial Services Limited.

DAVID D. HORN, 55, Senior Vice President and General Manager and Director (1970, 1985*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada; Chairman and President and a Director of Sun Investment Services Company; Senior Vice President and a Director of Sun Life Insurance and Annuity Company of New York; President and a Director of Sun Benefit Services Company, Inc., Sun Canada Financial Co., and Sun Life Financial Services Limited; a Director of Sun Capital Advisers, Inc. and Massachusetts Casualty Insurance Company; a Trustee of MFS/ Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

ANGUS A. MACNAUGHTON, 65, Director (1985*)
Metro Tower, Suite 1170,
950 Tower Lane
Foster City, California 94404

    He is President of Genstar Investment Corporation and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Stelco, Inc. and Varian Associates, Inc.

JOHN S. LANE, 62, Director (1991*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is Senior Vice President, Investments of Sun Life Assurance Company of Canada; and a Director of Sun Investment Services Company, Sun Capital Advisers, Inc. and Sun Life Insurance and Annuity Company of New York.

RICHARD B. BAILEY, 70, Director (1983*)
500 Boylston Street
Boston, Massachusetts 02116

    He is a Director of Sun Life Insurance and Annuity Company of New York and a Director/Trustee of certain Funds in the MFS Family of Funds. Prior to October 1, 1991, he was Chairman and a Director of Massachusetts Financial Services Company.

A. KEITH BRODKIN, 61, Director (1990*)
500 Boylston Street
Boston, Massachusetts 02116

    He is Chairman and a Director of Massachusetts Financial Services Company; a Director of Sun Life Insurance and Annuity Company of New York; and a Director/Trustee and/or Officer of the Funds in the MFS Family of Funds.

------------------------
* Year Elected Director

M. COLYER CRUM, 64, Director (1986*)
104 West Cliff Street
Weston, MA 02193

    He is Professor Emeritus of the Harvard Business School; and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Natural Resources Trust, Merrill Lynch U.S. Treasury Money Fund, MuniVest California Insured Fund, Inc., MuniVest Florida Fund, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniYield Florida Insured Fund, MuniYield Insured Fund II, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund III, Inc. and MuniYield Pennsylvania Fund. Prior to July, 1996, he was a Professor at the Harvard Business School.

S. CAESAR RABOY, 60, Senior Vice President and Deputy General Manager and Director (1996*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President of Sun Life Insurance and Annuity Company of New York; and Vice President and a Director of Sun Life Financial Services Limited.

ROBERT A. BONNER, 52, Vice President, Pensions (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Individual Insurance for the United States of Sun Life Assurance Company of Canada.

C. JAMES PRIEUR, 46, Vice President, Investments (1993)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Investments for the United States of Sun Life Assurance Company of Canada; Vice President, Investments of Sun Investment Services Company, Massachusetts Casualty Insurance Company and Sun Life Insurance and Annuity Company of New York; and a Director of Sun Capital Advisers, Inc., New London Trust, F.S.B. and Sun Canada Financial Co.

L. BROCK THOMSON, 55, Vice President and Treasurer (1974)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Portfolio Management for the United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Investment Services Company, Sun Capital Advisers, Inc., Sun Benefit Services Company, Inc. and Sun Life Insurance and Annuity Company of New York; and Assistant Treasurer of Massachusetts Casualty Insurance Company.

ROBERT P. VROLYK, 44, Vice President and Actuary (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Finance for the United States of Sun Life Assurance Company of Canada; Vice President, Controller and Actuary of Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Casualty Insurance Company; and Vice President and a Director of Sun Canada Financial Co.

------------------------
* Year Elected Director

MARGARET SEARS MEAD, 47, Assistant Vice President and Secretary (1996) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    She is Assistant Vice President and Counsel for the United States of Sun Life Assurance Company of Canada; and Assistant Vice President and Secretary of Sun Life Insurance and Annuity Company of New York.

    The directors, officers and employees of the Company are covered under a commercial blanket bond and a liability policy. The directors, officers and employees of Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. are covered under a fidelity bond and errors and omissions policy.

EXECUTIVE COMPENSATION

    All of the executive officers of the Company also serve as officers of Sun Life Assurance Company of Canada and receive no compensation directly from the Company. Allocations have been made as to such officers' time devoted to duties as executive officers of the Company and its subsidiaries. The allocated cash compensation of all executive officers of the Company as a group for services rendered in all capacities to the Company and its subsidiaries during 1996 totalled $936,945.

    Directors of the Company who are also officers of Sun Life Assurance Company of Canada or its affiliates receive no compensation in addition to their compensation as officers of Sun Life Assurance Company of Canada or its affiliates. Messrs. Bailey, Crum and MacNaughton receive compensation in the amount of $5,000 per year, plus $800 for each meeting attended, plus expenses.

    No shares of the Company are owned by any executive officer or director. The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada M5H 1J9.

                                STATE REGULATION

    The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

    The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

    In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

    Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

    Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the Variable Account.

                                 LEGAL MATTERS

    The organization of the Company, its authority to issue the Contracts and the validity of the form of the Contracts have been passed upon by David D. Horn, Esq., Senior Vice President and General Manager of the Company. Covington & Burling, Washington, D.C., has advised the Company on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts and federal income tax laws applicable to the Contracts.

                                  ACCOUNTANTS

    The financial statements of the Variable Account for the year ended December 31, 1996 and the financial statements of the Company for the years ended December 31, 1996, 1995 and 1994 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                            REGISTRATION STATEMENTS

    Registration statements have been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements, to all of which reference is hereby made for further information concerning the Variable Account, the Fixed Account, the Company, the Series Fund, the Contract and the Certificates. Statements found in this Prospectus as to the terms of the Contracts, the Certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

    The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account. The Variable Account value of the interests of Owners, Participants, Annuitants, Payees and Beneficiaries under the Contracts is affected primarily by the investment results of the Series Fund. The financial statements of the Variable Account reflect units outstanding and expenses incurred under the Contracts and other contracts participating in the Variable Account which impose certain contract charges that are different from those imposed under the Contracts.

                              -------------------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1996

 Assets:
   Investments in MFS/Sun Life Series Trust:                                              Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Capital Appreciation Series ("CAS")..............................................   25,132,284  $  766,909,799  $  900,536,472
     Conservative Growth Series ("CGS")...............................................   19,770,779     401,011,161     523,882,326
     Emerging Growth Series ("EGS")...................................................   16,666,213     230,812,345     247,167,495
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................      327,100       3,224,047       3,271,436
     MFS/Foreign & Colonial International Growth Series ("FCI").......................      562,577       5,592,414       5,528,287
     MFS/Foreign & Colonial International Growth and Income Series ("FCG")............    3,306,816      34,327,842      35,129,529
     Government Securities Series ("GSS").............................................   24,278,758     306,999,943     312,399,099
     High Yield Series ("HYS")........................................................   17,514,023     154,164,774     161,352,366
     Managed Sectors Series ("MSS")...................................................    9,317,147     215,659,135     244,571,670
     Money Market Series ("MMS")......................................................  361,990,229     361,990,229     361,990,229
     Research Series ("RES")..........................................................   19,366,153     278,182,415     320,982,471
     Total Return Series ("TRS")......................................................   64,136,813   1,023,618,937   1,246,814,708
     Utilities Series ("UTS").........................................................    4,863,242      54,423,213      68,022,646
     Value Series ("VAL").............................................................    1,517,402      15,964,246      16,708,887
     World Asset Allocation Series ("WAA")............................................    5,558,878      69,593,015      76,595,693
     World Governments Series ("WGS").................................................   11,343,137     133,129,911     127,697,954
     World Growth Series ("WGR")......................................................   14,821,543     177,938,986     193,180,439
     World Total Return Series ("WTR")................................................    2,817,773      33,508,607      37,379,327
                                                                                                     --------------  --------------
                                                                                                     $4,267,051,019  $4,883,211,034
                                                                                                     --------------
                                                                                                     --------------
 Liability:
   Payable to sponsor..............................................................................................         193,982
                                                                                                                     --------------
         Net assets................................................................................................  $4,883,017,052
                                                                                                                     --------------
                                                                                                                     --------------

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
                                              ---------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS Regatta Contracts:
     CAS -- Level 1.........................   6,316,305   $24.7064    $  156,017,899  $  312,018  $  156,329,917
     CAS -- Level 2.........................      58,968     9.9433           586,262      --             586,262
     GSS -- Level 1.........................   3,362,650    15.5644        52,333,731     105,552      52,439,283
     GSS -- Level 2.........................      55,891     9.9641           557,001      --             557,001
     HYS -- Level 1.........................   1,204,380    19.7545        23,789,006       6,482      23,795,488
     MSS -- Level 1.........................   2,202,213    22.0312        48,508,121     154,423      48,662,544
     MSS -- Level 2.........................      14,270     9.8974           141,231      --             141,231
     MMS -- Level 1.........................   3,859,738    12.7175        49,130,387      70,057      49,200,444
     MMS -- Level 2.........................      59,562    10.0240           597,029      --             597,029
     TRS -- Level 1.........................  12,461,003    20.0405       249,689,122   1,231,911     250,921,033
     TRS -- Level 2.........................      32,548    10.0182           325,990      --             325,990
     WGS -- Level 1.........................   1,460,289    16.7734        24,491,432      70,682      24,562,114
     WGS -- Level 2.........................       3,325    10.0242            33,342      --              33,342
                                                                       --------------  ----------  --------------
                                                                       $  606,200,553  $1,951,125  $  608,151,678
                                                                       --------------  ----------  --------------
                                                   (continued)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                      Applicable to Owners of           Reserve
 NET ASSETS APPLICABLE TO CONTRACT OWNERS       Deferred Variable Annuity Contracts       for
  (CONTINUED):                                ---------------------------------------   Variable
   MFS Regatta Gold Contracts:                  Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
     CAS....................................  32,796,793   $22.5700    $  740,124,719  $3,625,224  $  743,749,943
     CGS....................................  26,199,975    19.9527       522,718,845   1,066,236     523,785,081
     EGS....................................  16,998,044    14.5136       246,685,538     353,268     247,038,806
     FCE....................................     329,630     9,9199         3,269,984      --           3,269,984
     FCI....................................     564,742     9.7480         5,505,724      --           5,505,724
     FCG....................................   3,360,596    10.4404        35,086,469      44,540      35,131,009
     GSS....................................  19,714,114    13.1252       258,776,682     585,330     259,362,012
     HYS....................................   8,424,289    16.2674       137,014,091     379,983     137,394,074
     MSS....................................  10,541,726    18.5452       195,501,650     249,088     195,750,738
     MMS....................................  27,275,583    11.3932       310,768,495   1,123,193     311,891,688
     RES....................................  19,577,745    16.3209       319,523,687   1,325,790     320,849,477
     TRS....................................  59,508,016    16.6932       993,286,276   1,708,347     994,994,623
     UTS....................................   4,671,192    14.5260        67,842,478      94,818      67,937,296
     VAL....................................   1,520,787    10.9234        16,612,132      --          16,612,132
     WAA....................................   5,539,010    13.7702        76,273,571     279,123      76,552,694
     WGS....................................   7,510,766    13.6780       102,745,888     402,541     103,148,429
     WGR....................................  13,989,946    13.7523       192,388,258     837,846     193,226,104
     WTR....................................   2,836,079    13.1290        37,233,242     151,430      37,384,672
                                                                       --------------  ----------  --------------
                                                                       $4,261,357,729  $12,226,757 $4,273,584,486
                                                                       --------------  ----------  --------------
   MFS Regatta Classic Contracts:
     CAS....................................       1,892   $ 9.8765    $       18,695  $   --      $       18,695
     CGS....................................       3,545     9.8549            34,931      --              34,931
     EGS....................................       9,744     9.5644            93,182      --              93,182
     FCE....................................         140    10.4127             1,452      --               1,452
     FCI....................................       2,249    10.0270            22,563      --              22,563
     GSS....................................       6,514     9.9631            64,981      --              64,981
     HYS....................................       8,219    10.0910            82,946      --              82,946
     MMS....................................      13,813    10.0239           138,477       3,211         141,688
     RES....................................      25,665     9.8296           253,132      --             253,132
     TRS....................................      40,575     9.9034           401,899       3,152         405,051
     VAL....................................       9,578    10.1034            96,755      --              96,755
     WAA....................................       6,448    10.0430            64,803      --              64,803
     WGR....................................          71    10.0000               709      --                 709
                                                                       --------------  ----------  --------------
                                                                       $    1,274,525  $    6,363  $    1,280,888
                                                                       --------------  ----------  --------------
         Net assets.................................................   $4,868,832,807  $14,184,245 $4,883,017,052
                                                                       --------------  ----------  --------------
                                                                       --------------  ----------  --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1996

                                           CAS             CGS            EGS            FCE           FCI
                                       Sub-Account     Sub-Account    Sub-Account    Sub-Account*  Sub-Account*
                                      -------------   -------------   ------------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  63,903,295   $  14,154,274   $    223,676    $ --         $   --
   Mortality and expense risk
    charges.........................      9,787,529       4,790,582      1,957,296      11,630         19,294
   Distribution expense charges.....        220,157        --              --           --             --
   Administrative expense charges...        954,346         574,870        234,876       1,396          2,315
                                      -------------   -------------   ------------   -----------   -----------
       Net investment income
        (expense)...................  $  52,941,263   $   8,788,822   $ (1,968,496)   $(13,026)    $  (21,609)
                                      -------------   -------------   ------------   -----------   -----------
                                      -------------   -------------   ------------   -----------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 267,285,199   $  12,067,114   $ 29,861,505    $513,892     $1,726,076
     Cost of investments sold.......    205,115,450       7,554,344     25,584,337     519,604      1,727,754
                                      -------------   -------------   ------------   -----------   -----------
       Net realized gains
        (losses)....................  $  62,169,749   $   4,512,770   $  4,277,168    $ (5,712)    $   (1,678)
                                      -------------   -------------   ------------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 133,626,673   $ 122,871,165   $ 16,355,150    $ 47,389     $  (64,127)
     Beginning of year..............    106,570,446      52,910,544      3,552,956      --             --
                                      -------------   -------------   ------------   -----------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $  27,056,227   $  69,960,621   $ 12,802,194    $ 47,389     $  (64,127)
                                      -------------   -------------   ------------   -----------   -----------
     Realized and unrealized gains
      (losses)......................  $  89,225,976   $  74,473,391   $ 17,079,362    $ 41,677     $  (65,805)
                                      -------------   -------------   ------------   -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS.................  $ 142,167,239   $  83,262,213   $ 15,110,866    $ 28,651     $  (87,414)
                                      -------------   -------------   ------------   -----------   -----------
                                      -------------   -------------   ------------   -----------   -----------

                                          FCG            GSS            HYS
                                      Sub-Account    Sub-Account    Sub-Account
                                      -----------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   --        $  18,191,771   $  9,492,026
   Mortality and expense risk
    charges.........................     293,242        3,900,496      1,670,108
   Distribution expense charges.....      --               81,209         29,566
   Administrative expense charges...      35,189          386,851        170,847
                                      -----------   -------------   ------------
       Net investment income
        (expense)...................  $ (328,431)   $  13,823,215   $  7,621,505
                                      -----------   -------------   ------------
                                      -----------   -------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $6,264,957    $  80,691,084   $ 89,548,001
     Cost of investments sold.......   6,013,559       83,195,407     83,844,433
                                      -----------   -------------   ------------
       Net realized gains
        (losses)....................  $  251,398    $  (2,504,323)  $  5,703,568
                                      -----------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  801,687    $   5,399,156   $  7,187,592
     Beginning of year..............     111,437       15,950,791      6,347,251
                                      -----------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  690,250    $ (10,551,635)  $    840,341
                                      -----------   -------------   ------------
     Realized and unrealized gains
      (losses)......................  $  941,648    $ (13,055,958)  $  6,543,909
                                      -----------   -------------   ------------
   INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS.................  $  613,217    $     767,257   $ 14,165,414
                                      -----------   -------------   ------------
                                      -----------   -------------   ------------

*For the period July 1, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                               MSS             MMS            RES             TRS            UTS
                                           Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                           ------------   -------------   ------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 27,063,786   $  13,803,397   $  2,171,374   $  80,430,595   $  2,685,506
   Mortality and expense risk charges....     2,649,730       3,584,245      2,320,870      14,086,166        677,251
   Distribution expense charges..........        66,547          68,418        --              359,085        --
   Administrative expense charges........       251,421         361,691        278,504       1,331,255         81,270
                                           ------------   -------------   ------------   -------------   ------------
       Net investment income (expense)...  $ 24,096,088   $   9,789,043   $   (428,000)  $  64,654,089   $  1,926,985
                                           ------------   -------------   ------------   -------------   ------------
                                           ------------   -------------   ------------   -------------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 31,986,225   $ 601,132,062   $  5,303,758   $  76,812,211   $  6,901,492
     Cost of investments sold............    29,087,317     601,132,062      3,452,995      56,301,150      5,283,786
                                           ------------   -------------   ------------   -------------   ------------
       Net realized gains (losses).......  $  2,898,908   $    --         $  1,850,763   $  20,511,061   $  1,617,706
                                           ------------   -------------   ------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 28,912,535   $    --         $ 42,800,056   $ 223,195,771   $ 13,599,433
     Beginning of year...................    24,275,006        --            8,623,371     172,733,800      7,026,868
                                           ------------   -------------   ------------   -------------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $  4,637,529   $    --         $ 34,176,685   $  50,461,971   $  6,572,565
                                           ------------   -------------   ------------   -------------   ------------
     Realized and unrealized gains
      (losses)...........................  $  7,536,437   $    --         $ 36,027,448   $  70,973,032   $  8,190,271
                                           ------------   -------------   ------------   -------------   ------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $ 31,632,525   $   9,789,043   $ 35,599,448   $ 135,627,121   $ 10,117,256
                                           ------------   -------------   ------------   -------------   ------------
                                           ------------   -------------   ------------   -------------   ------------

                                              VAL           WAA            WGS
                                           Sub-Account* Sub-Account    Sub-Account
                                           ----------   -----------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ --        $1,323,112    $  18,375,771
   Mortality and expense risk charges....     47,876       649,587        1,642,776
   Distribution expense charges..........     --            --               38,491
   Administrative expense charges........      5,745        77,950          158,642
                                           ----------   -----------   -------------
       Net investment income (expense)...   $(53,621)   $  595,575    $  16,535,862
                                           ----------   -----------   -------------
                                           ----------   -----------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $458,854    $7,401,713    $  27,818,987
     Cost of investments sold............    435,556     5,772,117       30,531,078
                                           ----------   -----------   -------------
       Net realized gains (losses).......   $ 23,298    $1,629,596    $  (2,712,091)
                                           ----------   -----------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $744,641    $7,002,678    $  (5,431,957)
     Beginning of year...................     --         2,577,570        4,376,710
                                           ----------   -----------   -------------
       Change in unrealized appreciation
        (depreciation)...................   $744,641    $4,425,108    $  (9,808,667)
                                           ----------   -----------   -------------
     Realized and unrealized gains
      (losses)...........................   $767,939    $6,054,704    $ (12,520,758)
                                           ----------   -----------   -------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................   $714,318    $6,650,279    $   4,015,104
                                           ----------   -----------   -------------
                                           ----------   -----------   -------------

*For the period June 3, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                               WGR            WTR
                                           Sub-Account    Sub-Account        Total
                                           ------------   -----------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 12,008,681   $  432,723    $   264,259,987
   Mortality and expense risk charges....     2,171,808      322,479         50,582,965
   Distribution expense charges..........       --            --                863,473
   Administrative expense charges........       260,617       38,697          5,206,482
                                           ------------   -----------   ---------------
       Net investment income.............  $  9,576,256   $   71,547    $   207,607,067
                                           ------------   -----------   ---------------
                                           ------------   -----------   ---------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $ 43,985,963   $3,013,874    $ 1,292,772,967
     Cost of investments sold............    37,967,798    2,468,484      1,185,987,231
                                           ------------   -----------   ---------------
       Net realized gains................  $  6,018,165   $  545,390    $   106,785,736
                                           ------------   -----------   ---------------
   Net unrealized appreciation on
    investments:
     End of year.........................  $ 15,241,453   $3,870,720    $   616,160,015
     Beginning of year...................    13,826,397    1,024,871        419,908,018
                                           ------------   -----------   ---------------
       Change in unrealized
       appreciation......................  $  1,415,056   $2,845,849    $   196,251,997
                                           ------------   -----------   ---------------
     Realized and unrealized gains.......  $  7,433,221   $3,391,239    $   303,037,733
                                           ------------   -----------   ---------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $ 17,009,477   $3,462,786    $   510,644,800
                                           ------------   -----------   ---------------
                                           ------------   -----------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                              CAS                             CGS                             EGS
                                          Sub-Account                     Sub-Account                     Sub-Account
                                 -----------------------------   -----------------------------   -----------------------------
                                          Year Ended                      Year Ended                      Year Ended
                                         December 31,                    December 31,                    December 31,
                                 -----------------------------   -----------------------------   -----------------------------
                                     1996            1995            1996            1995            1996            1995*
                                 -------------   -------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense)..................  $  52,941,263   $   4,868,051   $   8,788,822   $   1,641,149   $  (1,968,496)  $    (274,556)
   Net realized gains..........     62,169,749       8,669,752       4,512,770       1,559,779       4,277,168       2,216,787
   Net unrealized gains........     27,056,227     131,023,503      69,960,621      52,785,863      12,802,194       3,552,956
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Increase in net assets
      from operations..........  $ 142,167,239   $ 144,561,306   $  83,262,213   $  55,986,791   $  15,110,866   $   5,495,187
                                 -------------   -------------   -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 148,876,483   $ 120,979,478   $ 153,852,554   $  74,122,408   $ 122,215,402   $  34,471,454
     Net transfers between
      Sub-Accounts and Fixed
      Account..................     (5,608,366)     51,189,081      36,048,717      19,980,665      50,369,380      27,751,346
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (47,835,347)    (35,672,499)    (19,835,752)    (11,060,939)     (8,085,001)       (532,429)
                                 -------------   -------------   -------------   -------------   -------------   -------------
       Net accumulation
        activity...............  $  95,432,770   $ 136,496,060   $ 170,065,519   $  83,042,134   $ 164,499,781   $  61,690,371
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations............  $   1,193,495   $   1,153,294   $     437,102   $     201,542   $     286,409   $      50,528
     Annuity payments and
      contract charges.........       (347,090)       (216,005)       (129,806)        (58,715)        (13,624)           (593)
     Net transfers between
      Sub-Accounts.............        119,425         531,083         116,806           2,298          44,347           4,223
     Adjustments to annuity
      reserves.................        (50,462)        131,042         (87,515)         30,462          21,044         (56,551)
                                 -------------   -------------   -------------   -------------   -------------   -------------
       Net annuitization
        activity...............  $     915,368   $   1,599,414   $     336,587   $     175,587   $     338,176   $      (2,393)
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Increase in net assets from
    participant transactions...  $  96,348,138   $ 138,095,474   $ 170,402,106   $  83,217,721   $ 164,837,957   $  61,687,978
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Increase in net assets....  $ 238,515,377   $ 282,656,780   $ 253,664,319   $ 139,204,512   $ 179,948,823   $  67,183,165
 NET ASSETS:
   Beginning of year...........    662,169,440     379,512,660     270,155,693     130,951,181      67,183,165        --
                                 -------------   -------------   -------------   -------------   -------------   -------------
   End of year.................  $ 900,684,817   $ 662,169,440   $ 523,820,012   $ 270,155,693   $ 247,131,988   $  67,183,165
                                 -------------   -------------   -------------   -------------   -------------   -------------
                                 -------------   -------------   -------------   -------------   -------------   -------------

* For the period May 1, 1995 (commencement of operations) to December 31, 1995.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                       FCE           FCI                  FCG                            GSS
                                   Sub-Account   Sub-Account          Sub-Account                    Sub-Account
                                   -----------   -----------   --------------------------   -----------------------------
                                   Year Ended    Year Ended
                                    December      December             Year Ended                    Year Ended
                                       31,           31,              December 31,                  December 31,
                                                               --------------------------   -----------------------------
                                      1996*         1996*          1996         1995**          1996            1995
                                   -----------   -----------   ------------   -----------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense)....................  $  (13,026)   $  (21,609)   $   (328,431)  $   (10,744)  $  13,823,215   $  11,426,494
   Net realized gains (losses)...      (5,712)       (1,678)        251,398          (243)     (2,504,323)     (1,546,621)
   Net unrealized gains
    (losses).....................      47,389       (64,127)        690,250       111,437     (10,551,635)     29,605,147
                                   -----------   -----------   ------------   -----------   -------------   -------------
       Increase (decrease) in net
        assets from operations...  $   28,651    $  (87,414)   $    613,217   $   100,450   $     767,257   $  39,485,020
                                   -----------   -----------   ------------   -----------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...................  $1,048,658    $2,460,672    $ 19,437,825   $ 4,120,619   $  54,669,405   $  47,266,837
     Net transfers between
      Sub-Accounts and Fixed
      Account....................   2,213,104     3,215,694       8,809,224     3,003,996     (14,448,899)    (42,381,252)
     Withdrawals, surrenders,
      annuitizations and contract
      charges....................     (18,977)      (60,665)       (951,163)      (46,320)    (21,010,408)    (21,245,942)
                                   -----------   -----------   ------------   -----------   -------------   -------------
       Net accumulation
        activity.................  $3,242,785    $5,615,701    $ 27,295,886   $ 7,078,295   $  19,210,098   $ (16,360,357)
                                   -----------   -----------   ------------   -----------   -------------   -------------
   Annuitization Activity:
     Annuitizations..............  $   --        $   --        $     43,066   $   --        $     268,329   $     354,393
     Annuity payments and
      contract charges...........      --            --              (1,385)      --             (240,819)       (168,285)
     Net transfers between
      Sub-Accounts...............      --            --             --            --             (309,558)        (53,070)
     Adjustments to annuity
      reserves...................      --            --               1,480       --              (40,665)         33,716
                                   -----------   -----------   ------------   -----------   -------------   -------------
       Net annuitization
        activity.................  $   --        $   --        $     43,161   $   --        $    (322,713)  $     166,754
                                   -----------   -----------   ------------   -----------   -------------   -------------
   Increase (decrease) in net
    assets from participant
    transactions.................  $3,242,785    $5,615,701    $ 27,339,047   $ 7,078,295   $  18,887,385   $ (16,193,603)
                                   -----------   -----------   ------------   -----------   -------------   -------------
     Increase in net assets......  $3,271,436    $5,528,287    $ 27,952,264   $ 7,178,745   $  19,654,642   $  23,291,417
 NET ASSETS:
   Beginning of year.............      --            --           7,178,745       --          292,768,635     269,477,218
                                   -----------   -----------   ------------   -----------   -------------   -------------
   End of year...................  $3,271,436    $5,528,287    $ 35,131,009   $ 7,178,745   $ 312,423,277   $ 292,768,635
                                   -----------   -----------   ------------   -----------   -------------   -------------
                                   -----------   -----------   ------------   -----------   -------------   -------------

 * For the period July 1, 1996 (commencement of operations) to December 31,
1996.

** For the period October 4, 1995 (commencement of operations) to December 31, 1995.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                        HYS                             MSS
                                                    Sub-Account                     Sub-Account
                                           -----------------------------   -----------------------------
                                                    Year Ended                      Year Ended
                                                   December 31,                    December 31,
                                           -----------------------------   -----------------------------
                                               1996            1995            1996            1995
                                           -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income.................  $   7,621,505   $   5,123,994   $  24,096,088   $   2,070,924
   Net realized gains....................      5,703,568       1,889,832       2,898,908       2,778,352
   Net unrealized gains..................        840,341       6,838,912       4,637,529      30,322,483
                                           -------------   -------------   -------------   -------------
       Increase in net assets from
        operations.......................  $  14,165,414   $  13,852,738   $  31,632,525   $  35,171,759
                                           -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  33,898,269   $  20,152,853   $  40,598,625   $  34,586,296
     Net transfers between Sub-Accounts
      and Fixed Account..................      4,326,619      22,611,563       7,831,933       9,193,092
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (11,758,613)     (7,980,818)    (13,315,281)     (9,392,233)
                                           -------------   -------------   -------------   -------------
       Net accumulation activity.........  $  26,466,275   $  34,783,598   $  35,115,277   $  34,387,155
                                           -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations......................  $     137,217   $      16,894   $      82,609   $      92,920
     Annuity payments and contract
      charges............................        (79,990)        (68,402)        (76,110)        (56,337)
     Net transfers between
      Sub-Accounts.......................         14,805           8,428          41,877          94,161
     Adjustments to annuity reserves.....        (42,595)        (25,024)        (12,576)         (2,133)
                                           -------------   -------------   -------------   -------------
       Net annuitization activity........  $      29,437   $     (68,104)  $      35,800   $     128,611
                                           -------------   -------------   -------------   -------------
   Increase in net assets from
    participant transactions.............  $  26,495,712   $  34,715,494   $  35,151,077   $  34,515,766
                                           -------------   -------------   -------------   -------------
     Increase in net assets..............  $  40,661,126   $  48,568,232   $  66,783,602   $  69,687,525
 NET ASSETS:
   Beginning of year.....................    120,611,382      72,043,150     177,770,911     108,083,386
                                           -------------   -------------   -------------   -------------
   End of year...........................  $ 161,272,508   $ 120,611,382   $ 244,554,513   $ 177,770,911
                                           -------------   -------------   -------------   -------------
                                           -------------   -------------   -------------   -------------

                                                        MMS
                                                    Sub-Account
                                           -----------------------------
                                                    Year Ended
                                                   December 31,
                                           -----------------------------
                                               1996            1995
                                           -------------   -------------
 OPERATIONS:
   Net investment income.................  $   9,789,043   $   7,468,244
   Net realized gains....................       --              --
   Net unrealized gains..................       --              --
                                           -------------   -------------
       Increase in net assets from
        operations.......................  $   9,789,043   $   7,468,244
                                           -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 208,990,259   $ 172,273,093
     Net transfers between Sub-Accounts
      and Fixed Account..................    (43,233,439)   (115,663,895)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (46,733,186)    (34,523,223)
                                           -------------   -------------
       Net accumulation activity.........  $ 119,023,634   $  22,085,975
                                           -------------   -------------
   Annuitization Activity:
     Annuitizations......................  $   1,121,927   $     583,368
     Annuity payments and contract
      charges............................       (206,726)       (185,934)
     Net transfers between
      Sub-Accounts.......................       (190,340)       (656,607)
     Adjustments to annuity reserves.....        (23,831)        (33,157)
                                           -------------   -------------
       Net annuitization activity........  $     701,030   $    (292,330)
                                           -------------   -------------
   Increase in net assets from
    participant transactions.............  $ 119,724,664   $  21,793,645
                                           -------------   -------------
     Increase in net assets..............  $ 129,513,707   $  29,261,889
 NET ASSETS:
   Beginning of year.....................    232,317,142     203,055,253
                                           -------------   -------------
   End of year...........................  $ 361,830,849   $ 232,317,142
                                           -------------   -------------
                                           -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                       RES                               TRS
                                                   Sub-Account                       Sub-Account
                                           ----------------------------   ---------------------------------
                                                    Year Ended                       Year Ended
                                                   December 31,                     December 31,
                                           ----------------------------   ---------------------------------
                                               1996            1995            1996              1995
                                           -------------   ------------   ---------------   ---------------
 OPERATIONS:
   Net investment income (expense).......  $    (428,000)  $   (383,608)  $    64,654,089   $    20,227,983
   Net realized gains....................      1,850,763        380,832        20,511,061        16,423,720
   Net unrealized gains..................     34,176,685      8,612,162        50,461,971       159,794,143
                                           -------------   ------------   ---------------   ---------------
     Increase in net assets from
      operations.........................  $  35,599,448   $  8,609,386   $   135,627,121   $   196,445,846
                                           -------------   ------------   ---------------   ---------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 156,881,700   $ 44,406,655   $   158,550,497   $   114,688,434
     Net transfers between Sub-Accounts
      and Fixed Account..................     64,021,188     15,859,913         7,794,293        (1,317,333)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (7,956,041)    (1,251,158)      (79,238,642)      (63,409,172)
                                           -------------   ------------   ---------------   ---------------
       Net accumulation activity.........  $ 212,946,847   $ 59,015,410   $    87,106,148   $    49,961,929
                                           -------------   ------------   ---------------   ---------------
   Annuitization Activity:
     Annuitizations......................  $     557,791   $    404,830   $       505,447   $       238,231
     Annuity payments and contract
      charges............................        (62,358)       (20,548)         (762,883)         (656,053)
     Net transfers between
      Sub-Accounts.......................        118,346        (57,959)           56,990            17,486
     Adjustments to annuity reserves.....         38,061         82,075           (87,530)          (16,966)
                                           -------------   ------------   ---------------   ---------------
       Net annuitization activity........  $     651,840   $    408,398   $      (287,976)  $      (417,302)
                                           -------------   ------------   ---------------   ---------------
   Increase in net assets from
    participant transactions.............  $ 213,598,687   $ 59,423,808   $    86,818,172   $    49,544,627
                                           -------------   ------------   ---------------   ---------------
     Increase in net assets..............  $ 249,198,135   $ 68,033,194   $   222,445,293   $   245,990,473
 NET ASSETS:
   Beginning of year.....................     71,904,474      3,871,280     1,024,201,404       778,210,931
                                           -------------   ------------   ---------------   ---------------
   End of year...........................  $ 321,102,609   $ 71,904,474   $ 1,246,646,697   $ 1,024,201,404
                                           -------------   ------------   ---------------   ---------------
                                           -------------   ------------   ---------------   ---------------

                                                       UTS                   VAL
                                                   Sub-Account           Sub-Account
                                           ---------------------------   ------------
                                                   Year Ended             Year Ended
                                                  December 31,           December 31,
                                           ---------------------------
                                               1996           1995          1996*
                                           ------------   ------------   ------------
 OPERATIONS:
   Net investment income (expense).......  $  1,926,985   $    270,357   $    (53,621)
   Net realized gains....................     1,617,706        265,908         23,298
   Net unrealized gains..................     6,572,565      7,447,367        744,641
                                           ------------   ------------   ------------
     Increase in net assets from
      operations.........................  $ 10,117,256   $  7,983,632        714,318
                                           ------------   ------------   ------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 18,235,404   $ 12,426,034   $ 10,936,155
     Net transfers between Sub-Accounts
      and Fixed Account..................       835,305      2,364,291      5,122,274
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (3,059,763)    (2,335,754)       (63,860)
                                           ------------   ------------   ------------
       Net accumulation activity.........  $ 16,010,946   $ 12,454,571   $ 15,994,569
                                           ------------   ------------   ------------
   Annuitization Activity:
     Annuitizations......................  $    116,582   $     16,672   $    --
     Annuity payments and contract
      charges............................       (18,434)        (7,291)       --
     Net transfers between
      Sub-Accounts.......................       --               9,915        --
     Adjustments to annuity reserves.....       (82,561)        (2,791)       --
                                           ------------   ------------   ------------
       Net annuitization activity........  $     15,587   $     16,505        --
                                           ------------   ------------   ------------
   Increase in net assets from
    participant transactions.............  $ 16,026,533   $ 12,471,076   $ 15,994,569
                                           ------------   ------------   ------------
     Increase in net assets..............  $ 26,143,789   $ 20,454,708   $ 16,708,887
 NET ASSETS:
   Beginning of year.....................    41,793,507     21,338,799        --
                                           ------------   ------------   ------------
   End of year...........................  $ 67,937,296   $ 41,793,507   $ 16,708,887
                                           ------------   ------------   ------------
                                           ------------   ------------   ------------

*For the period June 3, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                  WAA                            WGS                             WGR
                                              Sub-Account                    Sub-Account                     Sub-Account
                                      ---------------------------   -----------------------------   -----------------------------
                                              Year Ended                     Year Ended                      Year Ended
                                             December 31,                   December 31,                    December 31,
                                      ---------------------------   -----------------------------   -----------------------------
                                          1996           1995           1996            1995            1996            1995
                                      ------------   ------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense).......................  $    595,575   $   (175,907)  $  16,535,862   $   5,279,650   $   9,576,256   $   1,467,987
   Net realized gains (losses)......     1,629,596        120,590      (2,712,091)         21,142       6,018,165         871,201
   Net unrealized gains (losses)....     4,425,108      2,559,790      (9,808,667)     12,299,610       1,415,056      14,693,578
                                      ------------   ------------   -------------   -------------   -------------   -------------
     Increase in net assets from
      operations....................  $  6,650,279   $  2,504,473   $   4,015,104   $  17,600,402   $  17,009,477   $  17,032,766
                                      ------------   ------------   -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 33,549,719   $ 14,182,774   $  10,730,732   $  12,226,329   $  40,398,624   $  27,109,744
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    13,363,954      6,506,983     (13,803,477)     (8,347,691)      3,588,236       5,024,725
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (2,987,226)      (403,056)    (11,401,973)     (8,464,694)     (9,375,496)     (7,221,767)
                                      ------------   ------------   -------------   -------------   -------------   -------------
       Net accumulation activity....  $ 43,926,447   $ 20,286,701   $ (14,474,718)  $  (4,586,056)  $  34,611,364   $  24,912,702
                                      ------------   ------------   -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations.................  $    174,043   $    --        $      55,515   $       9,873   $     157,641   $     398,205
     Annuity payments and contract
      charges.......................       (17,132)       (10,989)       (171,649)       (159,462)        (71,968)        (48,306)
     Net transfers between
      Sub-Accounts..................       --              78,757         (25,947)       --                13,731           6,845
     Adjustments to annuity
      reserves......................        16,443          5,357          (4,679)         49,038           8,938          42,104
                                      ------------   ------------   -------------   -------------   -------------   -------------
       Net annuitization activity...  $    173,354   $     73,125   $    (146,760)  $    (100,551)  $     108,342   $     398,848
                                      ------------   ------------   -------------   -------------   -------------   -------------
   Increase (decrease) in net assets
    from participant transactions...  $ 44,099,801   $ 20,359,826   $ (14,621,478)  $  (4,686,607)  $  34,719,706   $  25,311,550
                                      ------------   ------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
      assets........................  $ 50,750,080   $ 22,864,299   $ (10,606,374)  $  12,913,795   $  51,729,183   $  42,344,316
 NET ASSETS:
   Beginning of year................    25,867,417      3,003,118     138,350,259     125,436,464     141,497,630      99,153,314
                                      ------------   ------------   -------------   -------------   -------------   -------------
   End of year......................  $ 76,617,497   $ 25,867,417   $ 127,743,885   $ 138,350,259   $ 193,226,813   $ 141,497,630
                                      ------------   ------------   -------------   -------------   -------------   -------------
                                      ------------   ------------   -------------   -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                  WTR
                                              Sub-Account                         Total
                                      ---------------------------   ---------------------------------
                                              Year Ended                       Year Ended
                                             December 31,                     December 31,
                                      ---------------------------   ---------------------------------
                                          1996           1995            1996              1995
                                      ------------   ------------   ---------------   ---------------
 OPERATIONS:
   Net investment income
    (expense).......................  $     71,547   $    (87,058)  $   207,607,067   $    58,912,960
   Net realized gains...............       545,390         62,601       106,785,736        33,713,632
   Net unrealized gains.............     2,845,849      1,020,693       196,251,997       460,667,644
                                      ------------   ------------   ---------------   ---------------
     Increase in net assets from
      operations....................  $  3,462,786   $    996,236   $   510,644,800   $   553,294,236
                                      ------------   ------------   ---------------   ---------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 16,294,987   $ 10,064,130   $ 1,231,625,970   $   743,077,138
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     5,434,372      1,710,064       135,880,112        (2,514,452)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (1,579,132)      (505,397)     (285,266,526)     (204,045,401)
                                      ------------   ------------   ---------------   ---------------
       Net accumulation activity....  $ 20,150,227   $ 11,268,797   $ 1,082,239,556   $   536,517,285
                                      ------------   ------------   ---------------   ---------------
   Annuitization Activity:
     Annuitizations.................  $    --        $    141,543   $     5,137,173   $     3,662,293
     Annuity payments and contract
      charges.......................       (17,146)        (6,755)       (2,217,120)       (1,663,675)
     Net transfers between
      Sub-Accounts..................       --                (394)              482           (14,834)
     Adjustments to annuity
      reserves......................       (10,126)        15,473          (356,574)          252,645
                                      ------------   ------------   ---------------   ---------------
       Net annuitization activity...  $    (27,272)  $    149,867   $     2,563,961   $     2,236,429
                                      ------------   ------------   ---------------   ---------------
   Increase in net assets from
    participant transactions........  $ 20,122,955   $ 11,418,664   $ 1,084,803,517   $   538,753,714
                                      ------------   ------------   ---------------   ---------------
     Increase in net assets.........  $ 23,585,741   $ 12,414,900   $ 1,595,448,317   $ 1,092,047,950
 NET ASSETS:
   Beginning of year................    13,798,931      1,384,031     3,287,568,735     2,195,520,785
                                      ------------   ------------   ---------------   ---------------
   End of year......................  $ 37,384,672   $ 13,798,931   $ 4,883,017,052   $ 3,287,568,735
                                      ------------   ------------   ---------------   ---------------
                                      ------------   ------------   ---------------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of certain group combination fixed/variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta and Regatta Gold contracts and 1.00% for Regatta Classic contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold and $50 for Regatta Classic is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta and Regatta Gold, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. Accounts are transferred from MFS Regatta -- Level 1 to MFS Regatta -- Level 2 in the month following the seventh account anniversary. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold and Regatta Classic contracts which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's certificate. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                      Units Transferred
                                                                                  Between Sub-Accounts and
                                   Units Outstanding
                                   Beginning of Year        Units Purchased             Fixed Account
                                 ----------------------  ----------------------  ---------------------------
                                       Year Ended              Year Ended                Year Ended
                                      December 31,            December 31,              December 31,
                                 ----------------------  ----------------------  ---------------------------
                                    1996        1995        1996        1995         1996           1995
                                 ----------  ----------  ----------  ----------  ------------   ------------
 MFS REGATTA CONTRACTS
 ------------------------------
 CAS Sub-Account -- Level 1....   6,615,207   6,184,731       3,487       8,683       267,320      1,002,774
 CAS Sub-Account -- Level 2*...      --          --          62,873      --               142        --
 GSS Sub-Account -- Level 1....   3,535,152   4,235,203       1,574          48       206,595       (289,212)
 GSS Sub-Account -- Level 2*...      --          --          59,729      --             3,442        --
 HYS Sub-Account -- Level 1....   1,068,412     839,825      --          --           271,328        332,946
 MSS Sub-Account -- Level 1....   2,150,361   2,066,642      --          12,503       253,891        206,072
 MSS Sub-Account -- Level 2*...      --          --          18,662      --           --             --
 MMS Sub-Account -- Level 1....   3,453,907   3,873,044       7,940       6,171     1,420,458        315,466
 MMS Sub-Account -- Level 2*...      --          --          74,316      --            (3,576)       --
 TRS Sub-Account -- Level 1....  13,106,997  14,225,539       2,594       4,093       580,878        117,384
 TRS Sub-Account -- Level 2*...      --          --          61,666      --           --             --
 WGS Sub-Account -- Level 1....   1,730,002   1,967,375      --          --            (4,348)       (87,581)
 WGS Sub-Account -- Level 2*...      --          --           4,988      --           --             --


                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------   ----------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                 -------------------------   ----------------------
                                    1996          1995          1996        1995
                                 -----------   -----------   ----------  ----------
 MFS REGATTA CONTRACTS
 ------------------------------
 CAS Sub-Account -- Level 1....     (569,709)     (580,981)   6,316,305   6,615,207
 CAS Sub-Account -- Level 2*...       (4,047)      --            58,968      --
 GSS Sub-Account -- Level 1....     (380,671)     (410,887)   3,362,650   3,535,152
 GSS Sub-Account -- Level 2*...       (7,280)      --            55,891      --
 HYS Sub-Account -- Level 1....     (135,360)     (104,359)   1,204,380   1,068,412
 MSS Sub-Account -- Level 1....     (202,039)     (134,856)   2,202,213   2,150,361
 MSS Sub-Account -- Level 2*...       (4,392)      --            14,270      --
 MMS Sub-Account -- Level 1....   (1,022,567)     (740,774)   3,859,738   3,453,907
 MMS Sub-Account -- Level 2*...      (11,178)      --            59,562      --
 TRS Sub-Account -- Level 1....   (1,229,466)   (1,240,019)  12,461,003  13,106,997
 TRS Sub-Account -- Level 2*...      (29,118)      --            32,548      --
 WGS Sub-Account -- Level 1....     (265,365)     (149,792)   1,460,289   1,730,002
 WGS Sub-Account -- Level 2*...       (1,663)      --             3,325      --

*For the period December 9, 1996 (commencement of operations) to December 31, 1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                  Between Sub-Accounts and
                                   Units Outstanding
                                   Beginning of Year        Units Purchased             Fixed Account
                                 ----------------------  ----------------------  ---------------------------
                                       Year Ended              Year Ended                Year Ended
                                      December 31,            December 31,              December 31,
                                 ----------------------  ----------------------  ---------------------------
                                    1996        1995        1996        1995         1996           1995
                                 ----------  ----------  ----------  ----------  ------------   ------------

 MFS REGATTA GOLD CONTRACTS
 ------------------------------
 CAS Sub-Account...............  27,782,739  19,909,649   7,263,696   7,106,728      (496,244)     2,287,026
 CGS Sub-Account...............  16,712,586  10,979,711   8,644,701   5,181,021     2,000,284      1,359,507
 EGS Sub-Account*..............   5,346,104      --       8,728,028   2,978,021     3,530,938      2,420,603
 FCG Sub-Account**.............     711,179      --       1,891,793     414,060       856,286        301,717
 FCI Sub-Account***............      --          --         250,279      --           323,501        --
 FCE Sub-Account***............      --          --         107,088      --           224,483        --
 GSS Sub-Account...............  18,082,586  18,784,262   4,278,441   3,836,496    (1,392,606)    (3,241,260)
 HYS Sub-Account...............   6,880,080   4,605,818   2,241,058   1,439,990       (53,191)     1,286,018
 MSS Sub-Account...............   8,542,869   6,351,641   2,422,482   2,269,426       147,148        411,655
 MMS Sub-Account...............  17,186,041  14,774,386  18,886,918  16,108,059    (5,479,056)   (11,138,037)
 RES Sub-Account...............   5,341,160     392,528  10,525,524   3,726,811     4,302,978      1,346,160
 TRS Sub-Account...............  53,091,748  48,270,556  10,291,268   8,512,923      (170,571)      (391,980)
 UTS Sub-Account...............   3,410,047   2,273,439   1,448,517   1,164,148        68,243        204,917
 VAL Sub-Account****...........      --          --       1,039,259      --           492,924        --
 WAA Sub-Account...............   2,141,041     299,210   2,590,553   1,294,348     1,048,013        590,509
 WGS Sub-Account...............   8,272,858   8,334,019     818,386     981,591    (1,036,800)      (532,375)
 WGR Sub-Account...............  11,421,691   9,182,555   3,069,026   2,422,350       227,986        475,925
 WTR Sub-Account...............   1,170,586     138,126   1,353,637     922,160       448,221        159,909


                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------   ----------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                 -------------------------   ----------------------
                                    1996          1995          1996        1995
                                 -----------   -----------   ----------  ----------
 MFS REGATTA GOLD CONTRACTS
 ------------------------------
 CAS Sub-Account...............   (1,753,398)   (1,520,664)  32,796,793  27,782,739
 CGS Sub-Account...............   (1,157,596)     (807,653)  26,199,975  16,712,586
 EGS Sub-Account*..............     (607,026)      (52,520)  16,998,044   5,346,104
 FCG Sub-Account**.............      (98,662)       (4,598)   3,360,596     711,179
 FCI Sub-Account***............       (9,038)      --           564,742      --
 FCE Sub-Account***............       (1,941)      --           329,630      --
 GSS Sub-Account...............   (1,254,307)   (1,296,912)  19,714,114  18,082,586
 HYS Sub-Account...............     (643,658)     (451,746)   8,424,289   6,880,080
 MSS Sub-Account...............     (570,773)     (489,853)  10,541,726   8,542,869
 MMS Sub-Account...............   (3,318,320)   (2,558,367)  27,275,583  17,186,041
 RES Sub-Account...............     (591,917)     (124,339)  19,577,745   5,341,160
 TRS Sub-Account...............   (3,704,429)   (3,299,751)  59,508,016  53,091,748
 UTS Sub-Account...............     (255,615)     (232,457)   4,671,192   3,410,047
 VAL Sub-Account****...........      (11,396)      --         1,520,787      --
 WAA Sub-Account...............     (240,597)      (43,026)   5,539,010   2,141,041
 WGS Sub-Account...............     (543,678)     (510,377)   7,510,766   8,272,858
 WGR Sub-Account...............     (728,757)     (659,139)  13,989,946  11,421,691
 WTR Sub-Account...............     (136,365)      (49,609)   2,836,079   1,170,586

   *1995 activity is for the period May 1, 1995 (commencement of operations) to December 31, 1995.
  **1995 activity is for the period October 4, 1995 (commencement of operations) to December 31, 1995.
 ***For the period July 1, 1996 (commencement of operations) to December 31,
1996.
****For the period June 3, 1996 (commencement of operations) to December 31,
1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                            Units
                                                         Transferred       Units
                                   Units                 Between Sub-   Withdrawn,      Units
                                 Outstanding             Accounts and   Surrendered   Outstanding
                                 Beginning     Units        Fixed           and         End of
                                 of Period   Purchased     Account      Annuitized      Period
                                 ----------  ----------  ------------   -----------   ----------

 MFS REGATTA CLASSIC CONTRACTS
 ------------------------------
 CAS Sub-Account*..............    --          1,892         --             --          1,892
 CGS Sub-Account*..............    --          8,005          (4,460)       --          3,545
 EGS Sub-Account*..............    --         11,935          (2,191)       --          9,744
 FCI Sub-Account**.............    --          2,249         --             --          2,249
 FCE Sub-Account**.............    --            352            (212)       --            140
 GSS Sub-Account**.............    --          6,514         --             --          6,514
 HYS Sub-Account*..............    --          7,097           1,122        --          8,219
 MMS Sub-Account**.............    --         13,813         --             --         13,813
 RES Sub-Account***............    --         25,659               6        --         25,665
 TRS Sub-Account***............    --         33,797           6,778        --         40,575
 VAL Sub-Account*..............    --          8,416           1,162        --          9,578
 WAA Sub-Account*..............    --          7,086            (638)       --          6,448
 WGR Sub-Account****...........    --          --                 71        --             71

   *For the period December 2, 1996 (commencement of operations) to December 31, 1996.
  **For the period December 9, 1996 (commencement of operations) to December 31, 1996.
 ***For the period November 27, 1996 (commencement of operations) to December 31, 1996.
****Operations commenced on December 31, 1996.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS

                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   1996            1995
                                                                              --------------  --------------
                                                                                        (IN 000'S)
ADMITTED ASSETS
    Bonds                                                                     $    2,258,858  $    2,706,067
    Preferred stock                                                                        0           1,149
    Mortgage loans                                                                   938,932       1,066,911
    Investments in subsidiaries                                                      144,043         138,282
    Real estate                                                                      100,385          95,574
    Other invested assets                                                             51,378          38,387
    Policy loans                                                                      40,554          38,355
    Cash                                                                               1,305         (20,280)
    Investment income due and accrued                                                 68,190          62,719
    Funds withheld on reinsurance assumed                                            878,798         741,091
    Due from separate accounts                                                       220,999         148,675
    Other assets                                                                      27,509          26,349
                                                                              --------------  --------------
    General account assets                                                         4,730,951       5,043,279
    Unitized separate account assets                                               6,919,219       5,275,808
    Non-unitized separate account assets                                           2,108,835       2,040,596
                                                                              --------------  --------------
    Total Assets                                                              $   13,759,005  $   12,359,683
                                                                              --------------  --------------
                                                                              --------------  --------------
LIABILITIES
    Policy reserves                                                           $    2,099,980  $    1,937,302
    Annuity and other deposits                                                     1,898,309       2,290,656
    Policy benefits in process of payment                                              2,677           5,884
    Accrued expenses and taxes                                                        57,719          44,114
    Other liabilities                                                                 63,987          36,080
    Due to (from) parent and affiliates--net                                         (41,326)       (130,502)
    Interest maintenance reserve                                                      28,676          25,218
    Asset valuation reserve                                                           53,911          42,099
                                                                              --------------  --------------
    General account liabilities                                                    4,163,933       4,250,851
    Unitized separate account liabilities                                          6,919,094       5,275,784
    Non-unitized separate account liabilities                                      2,108,835       2,040,596
                                                                              --------------  --------------
                                                                                  13,191,862      11,567,231
                                                                              --------------  --------------
CAPITAL STOCK AND SURPLUS
    Capital Stock Par value $1,000:
       Authorized, 10,000 shares;
        issued and outstanding, 5,900 shares                                           5,900           5,900
    Surplus                                                                          561,243         786,552
                                                                              --------------  --------------
    Total capital stock and surplus                                                  567,143         792,452
                                                                              --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $   13,759,005  $   12,359,683
                                                                              --------------  --------------
                                                                              --------------  --------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

STATUTORY STATEMENTS OF OPERATIONS

                                                YEARS ENDED DECEMBER 31,
                                           ----------------------------------
                                              1996        1995        1994
                                           ----------  ----------  ----------
                                                       (IN 000'S)
 Premiums and annuity considerations       $  282,466  $  279,407  $  316,008
 Deposit-type funds                         1,775,230   1,545,542   1,647,623
 Considerations for supplementary
  contracts without life contingencies
  and dividend accumulations                    2,340       1,088       2,906
 Net investment income                        303,753     312,872     315,433
 Amortization of interest maintenance
  reserve                                       1,557       1,025       4,128
 Miscellaneous income                          71,903      57,864      30,988
                                           ----------  ----------  ----------
 Total                                      2,437,249   2,197,798   2,317,086
                                           ----------  ----------  ----------
 Death benefits                                12,394      15,317       4,836
 Annuity benefits                             146,654     140,497     135,256
 Surrender benefits and other fund
  withdrawals                               1,507,263   1,074,396     965,186
 Interest on policy or contract funds           2,205         739         572
 Payments on supplementary contracts
  without life contingencies and of
  dividend accumulations                        2,120       1,888       2,334
 Increase in aggregate reserves for life
  and accident and health policies and
  contracts                                   162,678     171,975     219,334
 Increase in liability for premium and
  other deposit funds                        (392,348)     13,553     (69,541)
 Increase in reserve for supplementary
  contracts without life contingencies
  and for dividend and coupon
  accumulations                                   327        (663)        714
                                           ----------  ----------  ----------
 Total                                      1,441,293   1,417,702   1,258,691
 Commissions on premiums and annuity
  considerations (direct business only)       109,894      88,037      93,576
 Commissions and expense allowances on
  reinsurance assumed                          18,910      22,012      59,085
 General insurance expenses                    37,206      34,580      31,243
 Insurance taxes, licenses and fees,
  excluding federal income taxes                8,431       7,685       5,638
 Increase in loading on and cost of
  collection in excess of loading on
  deferred and uncollected premiums               901      (1,377)     (2,650)
 Net transfers to Separate Account            678,663     551,784     820,671
                                           ----------  ----------  ----------
 Total                                      2,295,298   2,120,423   2,266,254
                                           ----------  ----------  ----------
 Net gain from operations before
  dividends to policyholders and federal
  income tax                                  141,951      77,375      50,832
 Dividends to policyholders                    29,189      25,722      22,928
                                           ----------  ----------  ----------
 Net gain from operations after dividends
  to policyholders and before federal
  income tax                                  112,762      51,653      27,904
 Federal income taxes incurred (excluding
  tax on capital gains)                        (2,702)     17,807      19,469
                                           ----------  ----------  ----------
 Net gain from operations after dividends
  to policyholders and federal income tax
  and before realized capital gains or
  (losses)                                    115,464      33,846       8,435
 Net realized capital gains or (losses)
  less capital gains tax and transferred
  to the interest maintenance reserve           7,560       2,069      (6,978)
                                           ----------  ----------  ----------
 NET INCOME                                $  123,024  $   35,915  $    1,457
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                                 YEARS ENDED DECEMBER 31,
                                                            ----------------------------------
                                                               1996        1995        1994
                                                            ----------  ----------  ----------
                                                                        (IN 000'S)
CAPITAL AND SURPLUS, BEGINNING OF YEAR                      $  792,452  $  455,489  $  483,188
                                                            ----------  ----------  ----------
Net income                                                     123,024      35,915       1,457
Change in net unrealized capital gains or (losses)              (1,715)      2,009        (671)
Change in non-admitted assets and related items                     67      (2,270)     (1,485)
Change in asset valuation reserve                              (11,812)    (13,690)     (8,376)
Other changes in surplus in Separate Accounts Statement            100      (4,038)       (227)
Increase (decrease) in surplus notes                          (335,000)    315,000           0
Miscellaneous gains and losses in surplus                           27       4,037     (18,397)
                                                            ----------  ----------  ----------
Net change in capital and surplus for the year                (225,309)    336,963     (27,699)
                                                            ----------  ----------  ----------
Capital and surplus, end of year                            $  567,143  $  792,452  $  455,489
                                                            ----------  ----------  ----------
                                                            ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)
STATUTORY STATEMENTS OF CASH FLOW

                                                  YEARS ENDED DECEMBER 31,
                                            -------------------------------------
                                               1996         1995         1994
                                            -----------  -----------  -----------
                                                         (IN 000'S)
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 2,059,577  $ 1,826,456  $ 2,287,695
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     2,340        1,088        2,906
   Net investment income received               324,914      374,398      351,058
   Other income received                         88,295       25,348       30,989
                                            -----------  -----------  -----------
 Total receipts                               2,475,126    2,227,290    2,672,648
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       1,671,483    1,231,936    1,326,223
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       172,015      150,463      187,699
   Net cash transfers to Separate Accounts      755,605      568,188      963,127
   Dividends paid to policyholders               22,689       17,722       13,303
   Federal income tax (recoveries)
     payments (excluding tax on capital
     gains)                                     (15,363)     (20,655)       2,976
   Other--net                                     2,205          739          572
                                            -----------  -----------  -----------
 Total payments                               2,608,634    1,948,393    2,493,900
                                            -----------  -----------  -----------
 Net cash from operations                      (133,508)     278,897      178,748
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $1,554,873 for 1996, $8,610,951 for
     1995 and $19,271,876 for 1994)           1,768,147    1,658,655    1,508,156
   Issuance (repayment) of surplus notes       (335,000)     315,000
   Other cash provided                          147,956      419,446       26,512
                                            -----------  -----------  -----------
 Total cash provided                          1,581,103    2,393,101    1,534,668
                                            -----------  -----------  -----------
 Cash Applied
   Cost of long-term investments acquired     1,318,880    1,749,714    1,442,155
   Other cash applied                           235,982      796,207      264,233
                                            -----------  -----------  -----------
 Total cash applied                           1,554,862    2,545,921    1,706,388
                                            -----------  -----------  -----------
 Net change in cash and short-term
   investments                                 (107,267)     126,077        7,028
 Cash and short-term investments:
 Beginning of year                              197,326       71,249       64,221
                                            -----------  -----------  -----------
 End of year                                $    90,059  $   197,326  $    71,249
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with its parent. Sun Life Assurance Company of Canada (the "parent company") is a mutual life insurance company.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position and results of operations and capital in conformity with generally accepted accounting principles. (See
Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS AND RELATED RESERVES

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market values.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $220,999,000 in 1996 and $148,675,000 in 1995.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

During 1996, the Company changed its method of accounting and reporting for deposits, withdrawals, and benefits with respect to unitized separate accounts. Previously, deposits were recorded as direct increases in liabilities of the separate accounts while withdrawals and benefits were recorded as direct decreases in that liability. Effective for 1996, the Company recorded: deposits as revenue in the general account; withdrawals and benefits as expenses in the general account; and the transfer of those funds between the general account and the separate account are reflected as an expense (income) item. Amounts presented for the years ended December 31, 1995 and 1994 have been restated to conform to this presentation. The effect of this change was to increase revenues and expenses by $1.4 billion in 1996, $878 million in 1995, and $988 million in 1994; there is no impact on net income of the general account. This new method of reporting is consistent with the accounting treatment for deposits and withdrawals and benefits of the non-unitized separate account of the Company, and is consistent with prescribed statutory accounting practices.

Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995 and $1.4 million greater than the Annual Statement in 1994. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with the prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
The Company has also revised the form of its statutory statements of operations, changes in capital stock and surplus, and cash flow in order to match more exactly the presentation used in the preparation of its Annual Statement. As a result, reclassifications have been made in the amounts reported in 1995 and 1994 audited financial statements to conform to the presentation used for the 1996 amounts. Other than as described in the preceding paragraph, none of the changes have impacted net income or statutory surplus as reported in the 1995 and 1994 audited financial statements.

OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

2.  INVESTMENTS IN SUBSIDIARIES:
The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York (Sun Life (N.Y.)), Massachusetts Casualty Insurance Company
(MCIC), Sun Investment Services Company (Sunesco), New London Trust, F.S.B.
(NLT), Sun Life Financial Services Limited, Inc. (SLFSL), Sun Benefit Services Company, Inc. (Sunbesco), Sun Capital Advisers, Inc. (Sun Capital), and Sun Life Finance Corporation (Sunfinco).

The Company owns 94.8% of the outstanding shares of Massachusetts Financial Services Company (MFS). The Company previously owned 100% of the shares. During 1996, MFS issued additional shares to officers of MFS, thereby reducing the Company's ownership to 94.8%.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC is a life insurance company which issues only individual disability income policies. Sunesco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the Parent company's offshore products. Sun Capital, a registered investment adviser, Sunfinco, and Sunbesco are currently inactive.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds and certain mutual funds and separate accounts established by the Company, and, through a subsidiary, provides investment advice to substantial private clients.

In 1994, the Company reduced its carrying value of MCIC by $18,397,000, the unamortized amount of goodwill. The reduction was accounted for as a direct charge to surplus.

On December 31, 1996, the Company issued to the parent a $58,000,000 note which is scheduled for repayment on February 15, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76% due on demand on or after March 1, 1997. On December 31, 1996 and 1995 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000. All of these notes are reported as due from parent and affiliates.

During 1996, 1995 and 1994, the Company contributed capital in the following amounts to its subsidiaries:

                                                                           1996           1995          1994
                                                                      --------------  ------------  ------------
MCIC                                                                  $   10,000,000  $  6,000,000  $  6,000,000
SLFSL                                                                      1,500,000             0             0

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
Summarized combined financial information of the Company's subsidiaries as of December 31, 1996, 1995 and 1994 and for the years then ended, follows:

                                                                                       DECEMBER 31,
                                                                         ----------------------------------------
                                                                             1996          1995          1994
                                                                         ------------  ------------  ------------
                                                                                        (IN 000'S)
Intangible assets                                                        $      9,646  $     12,174  $     13,485
Other assets                                                                1,376,014     1,233,372     1,165,595
Liabilities                                                                (1,241,617)   (1,107,264)   (1,044,273)
                                                                         ------------  ------------  ------------
Total net assets                                                         $    144,043  $    138,282  $    134,807
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------
Total revenues                                                           $    717,280  $    570,794  $    495,097
Operating expenses                                                           (624,199)     (504,070)     (425,891)
Income tax expense                                                            (42,820)      (31,193)      (29,374)
                                                                         ------------  ------------  ------------
Net income                                                               $     50,261  $     35,531  $     39,832
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------

3.  BONDS:
The amortized cost and estimated fair value of investments in debt securities are as follows:

                                                                             DECEMBER 31, 1996
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------

                                                                                 (IN 000'S)
Long-term Bonds:
    United States government and government agencies and
     authorities                                            $    267,756   $  12,272    $  (8,927)  $    271,101
    States, provinces and political subdivisions                   2,253          20           (0)         2,273
    Foreign governments                                           18,812       1,351           (0)        20,163
    Public utilities                                             415,641      24,728       (1,223)       439,146
    Transportation                                               167,937      14,107       (2,243)       179,801
    Finance                                                      290,025       7,912         (472)       297,465
    All other corporate bonds                                  1,007,680      42,338      (14,496)     1,035,522
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  2,170,104     102,728      (27,361)     2,245,471
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                             88,754           0            0         88,754
                                                            ------------  -----------  -----------  ------------
                                                            $  2,258,858   $ 102,728    $ (27,361)  $  2,334,225
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

3.  BONDS (CONTINUED):

                                                                            DECEMBER 31, 1995
                                                          -----------------------------------------------------
                                                                           GROSS        GROSS       ESTIMATED
                                                           AMORTIZED    UNREALIZED    UNREALIZED       FAIR
                                                              COST         GAINS       (LOSSES)       VALUE
                                                          ------------  -----------  ------------  ------------

                                                                               (IN 000'S)
Long-term Bonds:
    United States government and government agencies and
     authorities                                          $    467,597   $  22,783   $       (443) $    489,937
    States, provinces and political subdivisions                 2,252          81             (0)        2,333
    Foreign governments                                         38,303       4,551             (6)       42,848
    Public utilities                                           513,704      45,466           (203)      558,967
    Transportation                                             215,786      22,794         (2,221)      236,359
    Finance                                                    225,074      13,846            (84)      238,836
    All other corporate bonds                                1,025,745      67,371         (7,415)    1,085,701
                                                          ------------  -----------  ------------  ------------
        Total long-term bonds                                2,488,461     176,892        (10,372)    2,654,981
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                          217,606           0              0       217,606
                                                          ------------  -----------  ------------  ------------
                                                          $  2,706,067   $ 176,892   $    (10,372) $  2,872,587
                                                          ------------  -----------  ------------  ------------
                                                          ------------  -----------  ------------  ------------

The amortized cost and estimated fair value of bonds at December 31, 1996 and 1995 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                           DECEMBER 31, 1996
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    314,130  $    315,507
    Due after one year through five years                                                   743,215       751,858
    Due after five years through ten years                                                  268,376       280,153
    Due after ten years                                                                     714,504       775,051
                                                                                       ------------  ------------
                                                                                       $  2,040,225  $  2,122,569
    Mortgage-backed securities                                                              218,633       211,656
                                                                                       ------------  ------------
                                                                                       $  2,258,858  $  2,334,225
                                                                                       ------------  ------------
                                                                                       ------------  ------------

                                                                                           DECEMBER 31, 1995
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    558,775  $    561,119
    Due after one year through five years                                                   824,446       846,230
    Due after five years through ten years                                                  256,552       269,549
    Due after ten years                                                                     884,187     1,000,908
                                                                                       ------------  ------------
                                                                                          2,523,960     2,677,806
    Mortgage-backed securities                                                              182,107       194,781
                                                                                       $  2,706,067  $  2,872,587
                                                                                       ------------  ------------
                                                                                       ------------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

3.  BONDS (CONTINUED):
Proceeds from sales and maturities of investments in debt securities during 1996, 1995, and 1994 were $1,554,016,000, $1,510,553,000, and $1,390,974,000, gross gains were $16,975,000, $24,757,000, and $15,025,000 and gross losses were $10,885,000, $5,742,000, and $30,041,000 , respectively.

Bonds included above with an amortized cost of approximately $2,060,000 and $2,059,000 at December 31, 1996 and 1995, respectively, were on deposit with governmental authorities as required by law.

4.  SECURITIES LENDING:
The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chemical Bank of New York. The custodian has indemnified the Company against losses arising from this program. The total par value of securities out on loan was $51,537,000 and $250,729,000 and the income resulting from this program was $137,000, $2,000 and $26,000 at December 31, 1996, 1995 and 1994, respectively.

5.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate provisions have been made. In those cases where, in management's judgement, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage portfolio.

                                                                                               DECEMBER 31,
                                                                                         ------------------------
                                                                                            1996         1995
                                                                                         ----------  ------------
                                                                                                (IN 000'S)
California                                                                               $  154,272  $    153,811
Massachusetts                                                                                79,929        83,999
Michigan                                                                                     57,119        69,125
New York                                                                                     67,742        81,480
Ohio                                                                                         75,405        83,915
Pennsylvania                                                                                115,584       141,468
Washington                                                                                   75,819        91,900
All other                                                                                   313,062       361,213
                                                                                         ----------  ------------
                                                                                         $  938,932  $  1,066,911
                                                                                         ----------  ------------
                                                                                         ----------  ------------

The Company has restructured mortgage loans totalling $29,261,000, and $49,846,000 at December 31, 1996 and 1995, respectively, against which there are provisions of $5,893,000 and $8,799,000 at December 31, 1996 and 1995,
respectively.

The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $9,800,000 and $13,100,000 at December 31, 1996 and 1995, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

6.  INVESTMENTS GAINS AND LOSSES:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
                                                                                             (IN 000'S)
Net realized gains (losses)
Bonds                                                                              $   5,631  $   3,935  $    (858)
Mortgage loans                                                                           763        292     (5,689)
Real estate                                                                              599        391       (334)
Other assets                                                                             567     (2,549)       (97)
                                                                                   ---------  ---------  ---------
                                                                                   $   7,560  $   2,069  $  (6,978)
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                         $  (5,739) $       0  $       0
Mortgage loans                                                                          (600)    (1,574)         0
Real estate                                                                            4,624      3,583       (671)
                                                                                   ---------  ---------  ---------
                                                                                   $  (1,715) $   2,009  $    (671)
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve (IMR) and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains and losses credited or charged to the interest maintenance reserve were a credit of $7,710,000 in 1996, a credit of $12,714,000 in 1995, and a charge of $14,070,000 in 1994. All gains and losses are transferred net of applicable taxes.

7.  NET INVESTMENT INCOME:
Net investment income consisted of:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                 1996        1995        1994
                                                                              ----------  ----------  ----------
                                                                                          (IN 000'S)
Interest income from bonds                                                    $  178,695  $  205,445  $  200,338
Income from investment in common stock of affiliates                              50,408      35,403      39,577
Interest income from mortgage loans                                               92,591      99,766     106,404
Real estate investment income                                                     16,249      14,979      12,950
Interest income from policy loans                                                  2,790       2,777       2,669
Other                                                                              1,710       2,672       1,212
                                                                              ----------  ----------  ----------
    Gross investment income                                                      342,443     361,042     363,150
Interest on surplus notes                                                        (23,061)    (31,813)    (31,150)
Investment expenses                                                              (15,629)    (16,357)    (16,567)
                                                                              ----------  ----------  ----------
                                                                              $  303,753  $  312,872  $  315,433
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

8.  DERIVATIVES:
The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocates gains (losses) to specific hedged assets or liabilities, gains ( losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1996 and December 31, 1995 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1996
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    429,000       $  (2,443)
Foreign currency swap                                                                      2,100              70
Forward spread lock swaps                                                                 50,000             (50)

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1995
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    367,000       $   3,275
Foreign currency swap                                                                      2,745             290
Forward spread lock swaps                                                                 50,000             112

The market value is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current creditworthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES:
The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

9.  LEVERAGED LEASES (CONTINUED):
The Company's net investment in leveraged leases is composed of the following elements:

                                                                                         YEARS ENDED DECEMBER
                                                                                                 31,
                                                                                        ----------------------
                                                                                           1996        1995
                                                                                        ----------  ----------
                                                                                              (IN 000'S)
Lease contracts receivable                                                              $  101,244  $  111,611
Less non-recourse debt                                                                     101,227    (111,594)
                                                                                        ----------  ----------
                                                                                                17          17
Estimated residual value of leased assets                                                   41,150      41,150
Less unearned and deferred income                                                          (11,501)    (13,132)
                                                                                        ----------  ----------
Investment in leveraged leases                                                              29,666      28,035
Less fees                                                                                     (188)       (213)
                                                                                        ----------  ----------
Net investment in leveraged leases                                                      $   29,478  $   27,822
                                                                                        ----------  ----------
                                                                                        ----------  ----------

The net investment is classified as other invested assets in the accompanying statements of admitted assets, liabilities, capital stock and surplus.

10. REINSURANCE:
The Company has agreements with the parent company which provide that the parent company will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,603,000, $2,184,000, and $2,138,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Effective January 1, 1991, the Company entered into an agreement with the parent company under which certain individual life insurance contracts issued by the parent company were reinsured by the Company on a 90% coinsurance basis. Also, effective January 1, 1991, the Company entered into an agreement with the parent company which provides that the parent company will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $35,161,000 and $11,821,000 for the years ended December 31, 1996 and 1995, respectively, and decreasing income by approximately $29,188,000 for the year ended December 31, 1994. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

10. REINSURANCE (CONTINUED):
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1996, 1995 and 1994 before the effect of reinsurance transactions with the parent company.

                                                                           PRO-FORMA RESULTS PRE-REINSURANCE
                                                                                YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            1996          1995          1994
                                                                        ------------  ------------  ------------
                                                                                       (IN 000'S)
Income:
    Premiums, annuity deposits and other revenues                       $  1,858,145  $  1,619,337  $  2,053,408
    Net investment income and realized gains                                 312,870       315,967       312,582
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,171,015     1,935,304     2,365,990
                                                                        ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                  1,928,720     1,760,917     2,183,282
    Other expenses                                                           155,531       130,302       130,456
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,084,251     1,891,219     2,313,738
                                                                        ------------  ------------  ------------
Income from operations                                                  $     86,764  $     44,085  $     52,252
                                                                        ------------  ------------  ------------
                                                                        ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $46,000 in 1996, and by $1,599,000 in 1995, and increasing income from operations by $1,854,404 in 1994.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
Withdrawal characteristics of general account and separate account annuity reserves and deposits:

                                                        DECEMBER 31, 1996
                                                    -------------------------
                                                       AMOUNT      % OF TOTAL
                                                    ------------   ----------
                                                           (IN 000'S)
Subject to discretionary withdrawal-with
  adjustment
    --with market value adjustment                  $  3,547,683      30.44%
    --at book value less surrender charges
     (surrender charge >5%)                            5,626,117      48.27
    --at book value (minimal or no charge or
     adjustment)                                       1,264,586      10.85
Not subject to discretionary withdrawal provision      1,218,157      10.44
                                                    ------------   ----------
Total annuity actuarial reserves and deposit
  liabilities                                       $ 11,656,543     100.00%
                                                    ------------   ----------
                                                    ------------   ----------

                                                       DECEMBER 31, 1995
                                                    -----------------------
                                                      AMOUNT     % OF TOTAL
                                                    -----------  ----------
                                                          (IN 000'S)
Subject to discretionary withdrawal-with
  adjustment
    --with market value adjustment                  $ 3,796,596     36.36%
    --at book value less surrender charges
     (surrender charge >5%)                           4,066,126     38.94
    --at book value (minimal or no charge or
     adjustment)                                      1,278,215     12.24
Not subject to discretionary withdrawal provision     1,301,259     12.46
                                                    -----------  ----------
Total annuity actuarial reserves and deposit
  liabilities                                       $10,442,196    100.00%
                                                    -----------  ----------
                                                    -----------  ----------

12. RETIREMENT PLANS:
The Company participates with its parent company in a non-contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of the parent company.

The Company's share of the group's accrued pension cost at December 31, 1996, 1995 and 1994 was $446,000, $420,000, and $417,000, respectively. The Company's share of net periodic pension cost was $27,000, $3,000, and $417,000, for 1996, 1995 and 1994, respectively.

The Company also participates with its parent and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $233,000, $185,000 and $152,000 for the years ended December 31, 1996, 1995, and 1994, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS:

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

12. RETIREMENT PLANS (CONTINUED):
Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 106, "Employer's Accounting for Post-retirement Benefits Other than Pensions.' SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services. SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of adoption or the amortization of the obligation over a period of up to 20 years. The Company has elected to recognize this obligation of approximately $400,000 over a period of ten years. The Company's cash flows are not affected by implementation of this standard, but implementation decreased net income by $209,000, $142,000, and $114,000 for the years ended December 31, 1996, 1995 and 1994, respectively. Effective June 5, 1996, the Company made certain changes regarding eligibility and benefits to its post-retirement health benefits plans for retirees on or after that date. The impact of these changes is a decrease of 1996 post-retirement benefit costs of $599,000. The Company's post-retirement health care plans currently are not funded.

13. FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                                                  DECEMBER 31, 1996
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS
Bonds                                                    $   2,258,858       $    2,339,126
Mortgages                                                      938,932              958,909
LIABILITIES
Insurance reserves                                             122,606              122,606
Individual annuities                                           373,488              367,878
Pension products                                             1,911,284            1,922,602
Derivatives                                                         --               (2,423)

                                                                  DECEMBER 31, 1995
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS
Bonds                                                    $   2,706,067       $    2,872,586
Mortgages                                                    1,066,911            1,111,895
LIABILITIES
Insurance reserves                                             124,066              124,066
Individual annuities                                           434,261              431,263
Pension products                                             2,227,882            2,265,386
Derivatives                                                         --                3,387

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

13. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):
The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note #8.

14. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The tables shown below present changes in the major elements of the AVR and IMR.

                                                                              1996                  1995
                                                                      --------------------  --------------------
                                                                         AVR        IMR        AVR        IMR
                                                                      ---------  ---------  ---------  ---------
                                                                           (IN 000'S)            (IN 000'S)
Balance, beginning of year                                            $  42,099  $  25,218  $  28,409  $  18,140
Realized investment gains (losses), net of tax                            3,160      5,011     (1,524)     7,977
Amortization of investment (gains) losses                                     0     (1,557)         0       (899)
Unrealized investment gains (losses)                                      1,502          0      3,650          0
Required by formula                                                       7,150          4     11,564          0
                                                                      ---------  ---------  ---------  ---------
Balance, end of year                                                  $  53,911  $  28,676  $  42,099  $  25,218
                                                                      ---------  ---------  ---------  ---------
                                                                      ---------  ---------  ---------  ---------

15. FEDERAL INCOME TAXES:
The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $19,264,000, $12,429,000 and $43,200,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

16. SURPLUS NOTES AND NOTE RECEIVABLE:
The Company had issued and outstanding surplus notes to its parent with an aggregate carrying value of $335,000,000 during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.

On December 19, 1995 the Company issued surplus notes totalling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007, and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes; and, in the case of principal repayments, with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest payments required the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.

During 1996, 1995 and 1994, the Company obtained the required consents, and expensed $23,061,000, $31,813,000 and $31,150,000 in respect of interest on surplus notes for the years 1996, 1995 and 1994, respectively.

On December 19, 1995, the parent borrowed $120,000,000 at 5.6% through a short-term note from the Company maturing on January 16, 1996. The note, which is included in due from parent and affiliates at December 31, 1995, was repaid in full by the parent at maturity.

17. MANAGEMENT AND SERVICE CONTRACTS:
The Company has an agreement with its parent company which provides that the parent company will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $20,192,000 in 1996, $20,293,000 in 1995, and
$18,452,000 in 1994.

18. RISK-BASED CAPITAL:
Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1996 and 1995.

19. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices, which prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

19. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Investment Valuation Reserves. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP-- deferred policy acquisition costs, deferred federal income taxes and statutory non-admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices than under GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of the Company has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1996 and 1995, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and signficant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 19 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of Dcember 31, 1996 and 1995, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1996 on the basis of accountng described in Notes 1 and 19.

However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1996 and 1995 or the results of its operations or its cash flow for each of the three years in the period ended Decemeber 31, 1996.

In our previous report dated February 7, 1996, we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, presented fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1995, and the results of its operations, and its cash flow for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles. As described in Notes 1 and 19 to the financial statements, pursuant to the provisions of Statement of Financial Accounting Standards No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, financial statements of mutual life insurance enterprises (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) for periods ending on or before December 15, 1996, prepared using accounting practices prescribed or permitted by insurance regulators, are not considered presentations in conformity with generally accepted accounting principles when presented for comparative purposes with the enterprise's financial statements for periods subsequent to the effective date of Statement No. 120. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

As management as stated in Note 19, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP

February 3, 1997

                                   APPENDIX A

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS:

    Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the distribution expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be
14.6117130 (14.5645672 X 1.00323702).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS:

    Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the annuity unit for the current valuation period would be 12.3843113 (12.3456789 X 1.00323702 (the Net Investment Factor) X 0.99989255). 0.99989255 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of four percent (4%) per year used to establish the Annuity Payment Rates found in the Contract.

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS:

    Suppose that a Participant's Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and
12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3843113. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843113).

                                   APPENDIX B
                              STATE PREMIUM TAXES


    The amount of applicable tax varies depending on the jurisdiction and is subject to change by the legislature or other authority. In many jurisdictions there is no tax at all. The Company believes that as of April 30, 1997 premium taxes will be imposed with respect to Contracts offered by this Prospectus only by the jurisdictions listed below at the rates indicated. For information subsequent to April 30, 1997 a tax adviser should be consulted.



                                         RATE OF TAX
                                -----------------------------
                                QUALIFIED      NON-QUALIFIED
STATE                           CONTRACTS        CONTRACTS
------------------------------  ----------     --------------
California                           .50%               2.35%
District of Columbia                2.25%               2.25%
Kansas                              --                  2.00%
Kentucky                            2.00%               2.00%
Maine                               --                  2.00%
Nevada                              --                  3.50%
South Dakota                        --                  1.25%
West Virginia                       1.00%               1.00%
Wyoming                             --                  1.00%

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)

    These examples assume the following:

        1)  The Purchase Payment was $10,000

        2) The date of full surrender or partial withdrawal occurs during the 3rd Account Year and

           a) the Participant's Account Value is $12,000 and is attributable to the value of Variable Accumulation Units of one Sub-Account,

           b)  no previous partial withdrawals have been made.

EXAMPLE A--FULL SURRENDER:

        1) 10% or .10 of the Purchase Payment is available without imposition of a withdrawal charge: (.10 X $10,000 = $1,000).

        2) The balance of the full surrender ($12,000 - $1,000 = $11,000) is subject to the withdrawal charge applicable during the 3rd Account Year (5% or .05).

        3)  The amount of the withdrawal charge is .05 X $11,000 = $550.

        4)  The amount of the full surrender is $12,000 - $550 = $11,450.

EXAMPLE B--PARTIAL WITHDRAWAL (IN THE AMOUNT OF $2,000):

        1) 10% or .10 of the Purchase Payment is available without imposition of a withdrawal charge: (.10 X $10,000 = $1,000).

        2) The balance of the partial withdrawal ($2,000 - $1,000 = $1,000) is subject to the withdrawal charge applicable during the 3rd Account Year (5% or .05).

        3) The amount of the withdrawal charge is equal to the amount required to complete the partial withdrawal ($2,000 - $1,000 = $1,000) divided by 1 - .05 or .95 less the amount required to complete the balance of the partial withdrawal.

        Withdrawal Charge = $1,000 - $1,000
                          ---------
                           .95

                        = $52.63

    In this example, in order for the Participant to receive the amount requested ($2,000), a gross withdrawal of $2052.63 must be processed with $52.63 representing the withdrawal charge calculated above.

PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA)

    The MVA factor is:

                        N/12
  (  1 + I
     -------------
     1 + J + .005  )        -1

    These examples assume the following:

        1) the Guarantee Amount was allocated to a four year Guarantee Period with a Guaranteed Interest Rate of 5% or .05 (l).

        2)  the date  of surrender is  two years from the  Expiration Date (N  =
    24).

        3) the value of the Guarantee Amount on the date of surrender is $11,025 and,

        4) no transfers or partial withdrawals affecting this Guarantee Amount have been made

        5) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

    Assume that on the date of surrender, the current rate (J) is 7% or .07.

                                             N/12
 The MVA factor =    (  1 + l
                        --------------
                        1 + J + .005   )             -1
                                             24/12
                =    (  1 + .05
                        --------------
                        1 + .07 + .005 )             -1

                =    (.977)(2) -1

                =    .954 -1

                = -  .046

    The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA

                          $11,025 X (-.046) = -$507.15

         -$507.15 represents the MVA that will be deducted from the value of the Guarantee Amount before the application of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

    Assume that on the date of surrender, the current rate (J) is 4% or .04.

                                             N/12
 The MVA factor =    (  1 + l
                        --------------
                        1 + J + .005   )             -1
                                             24/12
                =    (  1 + .05
                        --------------
                        1 + .04 + .005 )             -1

                =    (1.005)(2) -1

                =    1.010 -1

                =    .010

    The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA

                            $11,025 X .010 = $110.25

          $110.25 represents the MVA that would be added to the value of the Guarantee Amount before the application of any withdrawal charge.

    If the above examples had been for partial withdrawals, the MVA's would be reduced proportionally. For example, if only 25% of the value of the Guarantee Amount were being surrendered, the MVA would be -$126.79 and $27.56 for the negative MVA and positive MVA, respectively.

                                   APPENDIX D
                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table.


                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1996



                                     1 YEAR  5 YEAR
                                     PERIOD  PERIOD  LIFE*   DATE OF INCEPTION
                                     ------  ------  ------  -----------------
Capital Appreciation Series........  12.85%  13.36%  13.14%   November 2, 1989
Government Securities Series.......  (5.39%)  3.88%   6.21%   November 8, 1989
High Yield Series..................   4.45%   9.25%  10.06%   December 6, 1989
Managed Sectors Series.............   9.44%   8.55%  11.51%   November 2, 1989
Money Market Series................  (2.46%)  1.48%   3.07%   November 6, 1989
Total Return Series................   5.81%   8.84%   9.70%   November 2, 1989
World Governments Series...........  (2.51%)  4.29%   7.45%  November 24, 1989


------------------------

*From Date of Inception of the Sub-Account investing in the Series.

 The Average Annual Total Return for each period in the table above was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                P(1 + T)(n) = ERV

Where: P  =   a hypothetical Purchase Payment of $1,000
       T  =   average annual total return for the period
       n  =   number of years
     ERV  =   redeemable value  (as  of  the  end  of  the  period)  of  a hypothetical $1,000 Purchase Payment made at the beginning of the period.

   The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Certificate may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Certificate over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE:


$10,000 INVESTED IN                    ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                          DECEMBER 31, 1996*
REGATTA CONTRACT
THIS MANY YEARS AGO...



                              CAPITAL APPRECIATION SERIES       GOVERNMENT SECURITIES SERIES             HIGH YIELD SERIES
                           ---------------------------------  ---------------------------------  ---------------------------------
 NUMBER                               CUMULATIVE   COMPOUND              CUMULATIVE   COMPOUND              CUMULATIVE   COMPOUND
   OF                                   GROWTH      GROWTH                 GROWTH      GROWTH                 GROWTH      GROWTH
 YEARS        PERIODS        AMOUNT      RATE        RATE       AMOUNT      RATE        RATE       AMOUNT      RATE        RATE
-------- ----------------- ---------- ----------  ----------  ---------- ----------  ----------  ---------- ----------  ----------
 1       12/31/95-12/31/96 $11,980.32    19.80%      19.80%   $10,020.66     0.21%       0.21%   $11,055.92    10.56%      10.56%
 2       12/31/94-12/31/96 $15,887.20    58.87%      26.04%   $11,626.38    16.26%       7.83%   $12,761.19    27.61%      12.97%
 3       12/31/93-12/31/96 $15,104.16    51.04%      14.74%   $11,218.55    12.19%       3.91%   $12,304.30    23.04%       7.16%
 4       12/31/92-12/31/96 $17,577.25    75.77%      15.14%   $12,027.41    20.27%       4.72%   $14,284.43    42.84%       9.32%
 5       12/31/91-12/31/96 $19,718.39    97.18%      14.54%   $12,669.58    26.70%       4.85%   $16,202.27    62.02%      10.13%
 Life     11/2/89-12/31/96 $24,706.45   147.06%      13.45%   $15,564.44    55.64%       6.38%   $19,754.50    97.55%      10.10%



                                MANAGED SECTORS SERIES               TOTAL RETURN SERIES             WORLD GOVERNMENTS SERIES
                           ---------------------------------  ---------------------------------  ---------------------------------
                                      CUMULATIVE   COMPOUND              CUMULATIVE   COMPOUND              CUMULATIVE   COMPOUND
                                        GROWTH      GROWTH                 GROWTH      GROWTH                 GROWTH      GROWTH
                             AMOUNT      RATE        RATE       AMOUNT      RATE        RATE       AMOUNT      RATE        RATE
                           ---------- ----------  ----------  ---------- ----------  ----------  ---------- ----------  ----------
 1       12/31/95-12/31/96 $11,596.20    15.96%      15.96%   $11,248.28    12.48%      12.48%   $10,321.21     3.21%       3.21%
 2       12/31/94-12/31/96 $15,125.84    51.26%      22.99%   $14,064.02    40.64%      18.59%   $11,776.08    17.76%       8.52%
 3       12/31/93-12/31/96 $14,630.21    46.30%      13.52%   $13,556.06    35.56%      10.67%   $11,092.43    10.92%       3.52%
 4       12/31/92-12/31/96 $15,013.94    50.14%      10.69%   $15,157.95    51.58%      10.96%   $13,004.15    30.04%       6.79%
 5       12/31/91-12/31/96 $15,767.57    57.68%       9.54%   $16,231.21    62.31%      10.17%   $12,884.08    28.84%       5.20%
 Life     11/2/89-12/31/96 $22,031.21   120.31%      11.65%   $20,040.46   100.40%      10.19%   $16,773.44    67.73%       7.55%


------------------------
* For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date of inception of the Sub-Account investing in the Series. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and distribution expense risks have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

**The life of each Series is as follows:



             Capital Appreciation Series         11/2/89 - 12/31/96
             Government Securities Series        11/8/89 - 12/31/96
             High Yield Series                  12/26/89 - 12/31/96
             Managed Sectors Series              11/2/89 - 12/31/96
             Total Return Series                 11/2/89 - 12/31/96
             World Governments Series           11/24/89 - 12/31/96

                        ADVERTISING AND SALES LITERATURE
    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:
    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.
    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.
    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.
    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.
    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.
    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.
    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.
    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.
    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:
    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the fixed account; and the compounding effect when a Participant makes regular deposits to his or her Account.
    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.
    SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Code Section 401(a)(9) in the case of Qualified Contracts, or permitted under Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax adviser.
    THE COMPANY'S OR MFS'S CUSTOMERS. Sales literature for the Variable Account and the Series Fund may refer to the number of clients which they serve. As of the date of this Prospectus, MFS was serving over 1.9 million investor accounts.

    THE COMPANY'S OR MFS'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at year-end 1995 the Company was the 39th largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the 18th largest.

                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                   ANNUITY SERVICE MAILING ADDRESS:
                                   C/O SUN LIFE ANNUITY SERVICE CENTER
                                   P.O. BOX 1024
                                   BOSTON, MASSACHUSETTS 02103

                                   TELEPHONE:
                                   Toll Free (800) 752-7215
                                   In Massachusetts (617) 348-9600

                                   GENERAL DISTRIBUTOR
                                   Clarendon Insurance Agency, Inc.
                                   500 Boylston Street
                                   Boston, Massachusetts 02116

                                   LEGAL COUNSEL
                                   Covington & Burling
                                   1201 Pennsylvania Avenue, N.W.
                                   P.O. Box 7566
                                   Washington, D.C. 20044

                                   AUDITORS
                                   Deloitte & Touche LLP
                                   125 Summer Street
                                   Boston, Massachusetts 02110

REGUS-1  5/97

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

          The information required in a Statement of Additional Information is contained in the Prospectus included in Part A of this Amendment to the Registration Statement.


                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in the Registration
Statement:

Included in Part A:


A.   Condensed Financial Information - Accumulation Unit Values.


B.   Financial Statements of the Registrant:

      1.  Statement of Condition, December 31, 1996;

      2.  Statement of Operations, Year Ended December 31, 1996;

      3. Statements of Changes in Net Assets, Years Ended December 31, 1996 and December 31, 1995;

      4.  Notes to Financial Statements; and

      5.  Independent Auditors' Report.


C.    Financial Statements of the Depositor:


      1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1996 and 1995;

      2. Statutory Statements of Operations, Years Ended December 31, 1996, 1995 and 1994;

      3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1996, 1995 and 1994;

      4. Statutory Statements of Cash Flow, Years Ended December 31, 1996, 1995 and 1994;

      5.  Notes to Statutory Financial Statements; and

      6.  Independent Auditors' Report.

          (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

          (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Filed as Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);

          (2)       Not Applicable;

          (3) (a) Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Filed as Exhibit 3 (a) to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);

                    (b)(i) Specimen Sales Operations and General Agent Agreement (Filed as Exhibit 3 (b)(i) to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);

                    (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Filed as Exhibit 3 (b)(ii) to the Registration Statement of the Registrant on Form N-4, File No. 33-29852); and

                    (b)(iii) Specimen Registered Representatives Agent Agreement (Filed as Exhibit 3 (b)(iii) to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);


          (4) (a) Single Payment Combination Fixed/Variable Group Annuity Contract (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);



                    (b) Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);



          (5) (a) Form of Application to be used with the annuity contract filed as Exhibit 4(a) (Filed as Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-29852);



                    (b) Form of Application to be used with the Certificate filed as Exhibit 4(b) (Filed as Exhibit 5(b) to Pre-Effective Amendment
No. 1 to the Registration Statement of the Registrant on Form N-4, File
No. 33-29852);


          (6) Certificate of Incorporation and By-laws of the depositor (Filed as Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 33-29851);

     (7)  Not Applicable;

     (8)  None;

     (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (Filed as Exhibit 9 to Pre-effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File
No. 33-29852);


     (10)      (a)  Consent of Deloitte & Touche, LLP (Filed herewith);

               (b)  Consent of David D. Horn, Esq. (Filed herewith); and

               (c)  Certification of Counsel (Filed herewith);

      (11)     None;

      (12)     Not Applicable;

      (13) Schedule for Computation of Performance Quotations (Filed herewith); and

      (14) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933 (Filed herewith).


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ----------------------

John D. McNeil                          Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


Donald A. Stewart                       President and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


David D. Horn                           Senior Vice President
One Sun Life Executive Park             and General Manager
Wellesley Hills, MA  02181              and Director

John S. Lane                            Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                       Director
500 Boylston Street
Boston, MA  02116

A. Keith Brodkin                        Director
500 Boylston Street
Boston, MA  02116

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ---------------------

M. Colyer Crum                          Director
104 West Cliff Street
Weston, Massachusetts 02193


Angus A. MacNaughton                    Director
950 Tower Lane
Metro Tower, Suite 1170
Foster City, CA  94404

S. Caesar Raboy                         Senior Vice President and Deputy
One Sun Life Executive Park             General Manager and a Director
Wellesley Hills, MA  02181

Robert A. Bonner                        Vice President, Pensions
One Sun Life Executive Park
Wellesley Hills, MA  02181

C. James Prieur                         Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02181

L. Brock Thomson                        Vice President
One Sun Life Executive Park             and Treasurer
Wellesley Hills, MA  02181

Robert P. Vrolyk                        Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02181

Margaret Sears Mead                     Assistant Vice President and
One Sun Life Executive Park             Secretary
Wellesley Hills, MA  02181


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                Percent of
                                             State or Country    Ownership
                                             or Jurisdiction     of Voting
                                             of Incorporation    Securities
                                             ----------------    ----------

Sun Life Assurance Company of Canada         Canada                   100%
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada
  (U.S.).................................... Delaware                 100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ........................... United Kingdom           100%
Sun Life of Canada Investment Management
  Limited .................................. Canada                   100%
Sun Life of Canada Benefit Management
  Limited .................................. Canada                   100%
Spectrum United Holdings, Inc............... Canada                   100%
Sun Canada Financial Co..................... Delaware                 100%
Sun Life Insurance and Annuity Company of
  New York ................................. New York                   0%**
Sun Investment Services Company ............ Delaware                   0%**
Sun Benefit Services Company, Inc. ......... Delaware                   0%**
Massachusetts Financial Services Company ... Delaware                   0%*
New London Trust, F.S.B.................     Federally Chartered        0%**
Massachusetts Casualty Insurance Company.... Massachusetts              0%**
Clarendon Insurance Agency, Inc. ........... Massachusetts              0%***
MFS Service Center, Inc..................... Delaware                   0%***
MFS/Sun Life Series Trust .................. Massachusetts              0%****
Sun Capital Advisers, Inc. ................. Delaware                   0%**
MFS International, Ltd. .................... Ireland                    0%***
MFS Institutional Advisors, Inc. ........... Delaware                   0%***
MFS Fund Distributors, Inc. ................ Delaware                   0%***
MFS Retirement Services, Inc. .............. Delaware                   0%***
Sun Life Financial Service Limited.......... Bermuda                    0%**



--------


  * 93.5% of the issued and outstanding voting securities of Massachusetts Financial Services Company are owned by Sun Life Assurance Company of Canada (U.S.).


 ** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Investment Services Company, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited, and Massachusetts Casualty Insurance Company are owned by Sun Life Assurance Company of Canada (U.S.).

 *** 100% of the issued and outstanding voting securities of Clarendon Insurance Agency, Inc., MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. are owned by Massachusetts Financial Services Company.

**** 100% of the issued and outstanding voting securities of MFS/Sun Life Series Trust are owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

      Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

      None of the companies listed is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:


      As of February 28, 1997 there were 5,319 qualified and 12,927 non-qualified Contracts issued by the Registrant participating in the investment experience of the Variable Account.


Item 28.  INDEMNIFICATION

      Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

      (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Massachusetts Financial Services Company, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D,and E, Sun Life (N.Y.) Variable Accounts A, B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                    Positions and Offices
Business Address*                        with Underwriter
------------------                    ---------------------
A. Keith Brodkin.................   Chairman and Director**
Arnold D. Scott..................         Director
Jeffrey L. Shames................         Director
Cynthia M. Orcutt................         President
Bruce C. Avery...................      Vice President
Joseph W. Dello Russo............         Treasurer
Stephen E. Cavan.................         Secretary
Robert T. Burns..................     Assistant Secretary
Thomas B. Hastings...............     Assistant Treasurer


------------------

 * The principal business address of all directors and officers of the principal underwriter except Ms. Orcutt is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of Ms. Orcutt is One
      Sun  Life Executive Park, Wellesley Hills, Massachusetts   02181.

** Mr. Brodkin is a Director of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, at the offices of the Sun Life Annuity Service Center at 50 Milk Street, Boston, Massachusetts 02103 or at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116.

Item 31.  MANAGEMENT SERVICES

      Not Applicable.

Item 32.  UNDERTAKINGS


     Representation with respect to Section 26(e) of the Investment Company Act of 1940.


      Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-effective Amendment No. 8 to its Registration Statement to be signed on its behalf in the Town of Wellesley and Commonwealth of Massachusetts on the 30th day of April, 1997.

                                        Sun Life of Canada (U.S.)
                                         Variable Account F

                                        (Registrant)


                                        Sun Life Assurance Company of
                                        Canada (U.S.)

                                        (Depositor)




                                        By:*   /s/ JOHN D. McNEIL
                                              ---------------------
                                                   John D. McNeil
                                                   Chairman

Attest:   /s/ BONNIE S. ANGUS
          -----------------------
             Bonnie S. Angus
             Assistant Vice President



      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

    Signatures                     Title                    Date
    ----------                     -----                    ----


                                 Chairman and
                                   Director
                                 (Principal
*    /s/ JOHN D. McNEIL       Executive Officer)       April 30, 1997
--------------------------
         John D. McNeil



                               Vice President
                                 and Actuary
                            (Principal Financial
                               and Accounting
    /s/  ROBERT P. VROLYK          Officer)            April 30, 1997
--------------------------
         Robert P. Vrolyk


-------------------------

* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-29852.

    Signatures                          Title                  Date
    ----------                          -----                  ----

*   /s/ RICHARD B. BAILEY               Director            April 30, 1997
-------------------------------
        Richard B. Bailey



*   /s/ A. KEITH BRODKIN                Director            April 30, 1997
-------------------------------
        A. Keith Brodkin



*   /s/ M. COLYER CRUM                  Director            April 30, 1997
-------------------------------
        M. Colyer Crum



                                       President and
-------------------------------          Director
        Donald A. Stewart




                                   Senior Vice President
*   /s/ DAVID D. HORN                and General Manager    April 30, 1997
-------------------------------        and Director
        David D. Horn





*   /s/ JOHN S. LANE                     Director           April 30, 1997
-------------------------------
        John S. Lane





*   /s/ ANGUS A. MacNAUGHTON             Director           April 30, 1997
-------------------------------
        Angus A. MacNaughton




                                     Senior Vice President
-------------------------------        and Deputy General
        S. Caesar Raboy                   Manager and
                                           Director


---------------------------

* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-29852.